As filed with the Securities and Exchange Commission
on July 6, 2007
Registration No. ___________
(Investment Company Act Registration No. 811-03855)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. ____	[ ]

Fidelity Advisor Series VIII
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

82 Devonshire St., Boston, MA 02109
(Address Of Principal Executive Offices)

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, MA 02109
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon such Rule.

It is proposed that this filing will become effective on August 5, 2007, pursuant to Rule 488.

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW!

Fidelity Advisor Korea Fund

Dear Shareholder:

I am writing to let you know that a special meeting of shareholders of the Fidelity fund mentioned above will be held on October 17, 2007. The purpose of the meeting is to vote on an important proposal to merge Fidelity Advisor Korea Fund into Fidelity Advisor Emerging Asia Fund. As a shareholder, you have the opportunity to voice your opinion on the matters that affect your fund. This package contains information about the proposal and the materials to use when casting your vote.

The proposal has been carefully reviewed by the Board of Trustees. The Trustees, most of whom are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees believe this proposal is in the interests of shareholders. They recommend that you vote for the proposal.

The proposed merger would provide Fidelity Advisor Korea Fund shareholders with the opportunity to invest in a larger, more diversified fund with the flexibility to invest across a number of emerging markets in the region, including Korea. Among the other countries in which Fidelity Advisor Emerging Asia Fund invests are China, Hong Kong, India, Indonesia, Malaysia, Singapore, Taiwan and Thailand. As you know, in anticipation of the proposed merger, Fidelity Advisor Korea Fund was closed to new investments at the close of business on March 30, 2007. We have attached a Q&A to assist you in understanding the proposal. The enclosed proxy statement includes a detailed description of the proposed merger.

Please be advised that if shareholders do not approve the proposal, FMR and the Board of Trustees will consider liquidation of the fund.

Please read the enclosed materials and cast your vote on the proxy card(s). Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s), enter the control number found on the card(s), and follow the recorded or online instructions.

If you have any questions before you vote, please call Fidelity at 1-877-208-0098. We'll be glad to help you get your vote in quickly. Thank you for your participation in this important initiative.

Sincerely,

Edward C. Johnson 3d

Chairman and Chief Executive Officer

Important information to help you understand and vote on the proposal

Please read the full text of the proxy statement. Below is a brief overview of the proposal to be voted upon. Your vote is important. We appreciate you placing your trust in Fidelity and look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

You are being asked to vote on a merger between Fidelity Advisor Korea Fund (Advisor Korea Fund) and Fidelity Advisor Emerging Asia Fund (Advisor Emerging Asia Fund), another fund of the trust. Specifically, you are being asked to approve an Agreement and Plan of Reorganization (the Agreement) that provides for the transfer of all of the assets of Advisor Korea Fund to Advisor Emerging Asia Fund in exchange solely for shares of beneficial interest of Advisor Emerging Asia Fund and the assumption by Advisor Emerging Asia Fund of Advisor Korea Fund's liabilities. Advisor Emerging Asia Fund's shares then will be distributed to shareholders of Advisor Korea Fund following liquidation of Advisor Korea Fund.

Has the fund's Board of Trustees approved the merger?

Yes. The Board of Trustees has unanimously approved the proposal and recommends that you vote to approve it.

What are the reasons for and advantages of the proposed merger?

Advisor Korea Fund is a small and narrowly focused fund. The proposed merger of Advisor Korea Fund into Advisor Emerging Asia Fund would provide Advisor Korea Fund shareholders with a larger, more diversified fund that invests in the same geographic region and has a less volatile market history. In addition, if the merger is approved, Advisor Korea Fund's shareholders would benefit from a reduction in total expenses due to Advisor Emerging Asia Fund's 10 bp (0.10%) lower voluntary expense caps.

Do the funds being merged have similar investment objectives and policies?

Both funds share the same investment objectives. While Advisor Korea Fund focuses on a single country, Advisor Emerging Asia Fund spreads its investments across a number of emerging markets in the region, including Korea. Among the other countries in which Advisor Emerging Asia Fund invests are China, Hong Kong, India, Indonesia, Malaysia, Singapore, Taiwan and Thailand. So while Advisor Emerging Asia Fund invests in emerging markets in the same region, its approach is more diversified, which may result in less risk than investing in a single country.

Will Fidelity Advisor Emerging Asia Fund revise its investment policies if the merger is approved?

Fidelity Management & Research Co. (FMR) has no plans to revise Advisor Emerging Asia Fund's investment policies as a result of the merger. In addition, FMR does not anticipate any changes to the fund's management or to entities that provide the fund with services.

Who is the fund manager for the Fidelity Advisor Emerging Asia Fund?

Kevin Chang will continue to manage Advisor Emerging Asia Fund, for which he assumed responsibility in 2004.

How would this merger benefit shareholders of Advisor Korea Fund?

The merger would offer shareholders of Advisor Korea Fund access to a larger, more diversified fund that invests in the same geographic region and has the same investment objective. Advisor Korea's shareholders would also benefit from lower expenses after the merger and should see a reduction of 10 basis points in total expenses. Though the fund is expected to distribute capital gains associated with the portfolio repositioning prior to the merger, any securities held by Advisor Korea Fund at the time of the merger will be transferred tax-free. Shareholders also will benefit from a tax-free exchange of their Advisor Korea Fund shares into Advisor Emerging Asia Fund.

Who bears the expenses associated with the merger?

As is typical in the case of a merger proposal, dvisor Korea shareholders will bear the cost of the Reorganization. However, if the fund's expenses continue to exceed each class's voluntary expense cap as they do today, FMR ultimately will bear the costs associated with the proxy solicitation through reimbursements paid to the fund.

How do the expense structures of the funds compare?

Each fund pays its management fee and other expenses separately. The management fees and other expenses of the funds vary from year to year, as a percentage of their respective average net assets. FMR has voluntarily agreed to reimburse each class of the funds to the extent that total operating expenses exceed the flowing rates: Advisor Korea Fund Class A, 1.60%; Class T, 1.85%; Class B, 2.35%; Class C, 2.35%; and Institutional Class, 1.35%; and Advisor Emerging Asia Fund Class A, 1.50%; Class T, 1.75%; Class B, 2.25%; Class C, 2.25%; and Institutional Class, 1.25%.

If the merger is approved by shareholders, the combined fund will retain Advisor Emerging Asia Fund's expense structure. In addition, FMR has voluntarily agreed to reimburse each class of the combined fund at the current expense cap levels of Advisor Emerging Asia Fund through December 31, 2009.

How will you determine the number of shares of Fidelity Advisor Emerging Asia Fund that I will receive?

As of the close of business of the New York Stock Exchange on the Closing Date of the merger, the number of shares to be issued will be based on the relative net asset values of each fund at the time of the exchange. The anticipated Closing Date is December 7, 2007.

Is the merger considered a taxable event to shareholders for federal income tax purposes?

No. The exchange of shares in a fund merger transaction does not result in a gain or loss for federal or state income tax purposes. In addition, each shareholder's cost basis and holding period of his/her Advisor Korea Fund shares are expected to carry over to the new shares in Advisor Emerging Asia Fund. Nonetheless, Advisor Korea Fund will be required to distribute the fund's realized capital gains to shareholders prior to the merger closing.

What if there are not enough votes to reach quorum by the scheduled shareholder meeting date or if the proposal is not approved?

To facilitate receiving a sufficient number of votes, we will need to take further action. D.F.King & Co., Inc., a proxy solicitation firm, or Fidelity, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls. If there are not sufficient votes to approve your fund's proposal by the time of your Shareholder Meeting (October 17, 2007), the meeting may be adjourned to permit further solicitation of proxy votes.

Please be advised that if shareholders do not approve the proposal, FMR and the Board of Trustees will consider liquidation of the fund.

What role does the Board play?

The Trustees serve as the fund shareholders' representatives. Members of the Board are fiduciaries and have an obligation to serve the best interests of shareholders, including approving policy changes. In addition, the Trustees review fund performance, oversee fund activities, and review contractual arrangements with companies that provide services to the fund.

What is the affiliation of the Board and Fidelity?

The Board consists of 11 individuals. The purpose of the Board is to ensure that the shareholders' best interests are protected in the operation of a mutual fund. There are two "interested" trustees and nine "Independent" trustees. Trustees are determined to be "interested" by virtue of, among other things, their affiliation with the funds, trust, or various other entities under common control with FMR. Interested Trustees are compensated by FMR. Independent Trustees have no affiliation with FMR and are compensated by each individual fund.

Who is D.F. King & Co., Inc.?

D.F. King is a third party proxy vendor that Fidelity hires to call shareholders and record proxy votes. In order to hold a shareholder meeting, quorum must be reached - which is a majority of the shares entitled to vote in person or by proxy at the shareholder meeting. If quorum is not attained, the meeting must adjourn to a future date. Fidelity attempts to reach shareholders via multiple mailings to remind them to cast their vote. As the meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the shareholder meeting does not have to be postponed.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each dollar of net asset value you own of the fund on the record date. The record date is August 20, 2007.

How do I vote my shares?

You can vote your shares by completing and signing the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions. In addition, you may vote through the internet by visiting www.proxyweb.com/proxy and following the on-line instructions. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Fidelity at 1-877-208-0098.

How do I sign the proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, "Ann B. Collins, Trustee."

FIDELITY® ADVISOR KOREA FUND
A FUND OF
FIDELITY ADVISOR SERIES VIII

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-877-208-0098

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Fidelity Advisor Korea Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity® Advisor Korea Fund (Advisor Korea) will be held at an office of Fidelity Advisor Series VIII (the trust), 245 Summer Street, 14th Floor, Boston, Massachusetts 02210 on October 17, 2007 at 9:30 a.m Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Advisor Korea to Fidelity Advisor Emerging Asia Fund (Advisor Emerging Asia) in exchange solely for shares of beneficial interest of Advisor Emerging Asia and the assumption by Advisor Emerging Asia of Advisor Korea's liabilities, in complete liquidation of Advisor Korea.

The Board of Trustees has fixed the close of business on August 20, 2007 as the record date for the determination of the shareholders of Advisor Korea entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
ERIC D. ROITER, Secretary

August 20, 2007

Your vote is important - please vote your shares promptly.

Shareholders are invited to attend the meeting in person. Any shareholder who does not expect to attend the meeting is urged to vote using the touch-tone telephone or internet voting instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer
2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)	ABC Trust	Ann B. Collins, Trustee
3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE or through the internet

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the shaded box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

FIDELITY ADVISOR KOREA FUND
A FUND OF
FIDELITY ADVISOR SERIES VIII

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-877-208-0098

PROXY STATEMENT AND PROSPECTUS
AUGUST 20, 2007

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Advisor Korea Fund (Advisor Korea), a fund of Fidelity Advisor Series VIII (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Special Meeting of Shareholders of Advisor Korea and at any adjournments thereof (the Meeting), to be held on October 17, 2007 at 9:30 a.m. Eastern Time (ET) at 245 Summer Street, 14th Floor, Boston, Massachusetts 02210, an office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.

As more fully described in the Proxy Statement, shareholders of Advisor Korea are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Advisor Korea by Fidelity Advisor Emerging Asia Fund (Advisor Emerging Asia). The transaction contemplated by the Agreement is referred to as a Reorganization.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Advisor Korea will become a shareholder of Advisor Emerging Asia instead. Advisor Korea will transfer all of its assets and liabilities to Advisor Emerging Asia in exchange solely for shares of beneficial interest of Advisor Emerging Asia and the assumption by Advisor Emerging Asia of Advisor Korea's liabilities. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on December 7, 2007, or such other time and date as the parties may agree (the Closing Date).

Advisor Emerging Asia, an international equity fund, is a diversified fund of Fidelity Advisor Series VIII, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Advisor Emerging Asia seeks long-term capital appreciation. Advisor Emerging Asia seeks to achieve its investment objective by normally investing at least 80% of assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed to shareholders on or about August 20, 2007. The Proxy Statement sets forth concisely the information about the Reorganization and Advisor Emerging Asia that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference:

(i) the Statement of Additional Information dated August 20, 2007, relating to this Proxy Statement;

(ii) the Prospectus for Advisor Emerging Asia dated December 30, 2006 and supplemented May 18, 2007, relating to Class A, Class T, Class B, and Class C shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iii) the Prospectus for Advisor Emerging Asia dated December 30, 2006, relating to Institutional Class shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iv) the Statement of Additional Information for Advisor Emerging Asia and Advisor Korea dated December 30, 2006 and supplemented April 2, 2007, relating to Class A, Class T, Class B, Class C, and Institutional Class shares; and

(v) the Prospectus for Advisor Korea dated December 30, 2006 and supplemented May 18, 2007, relating to Class A, Class T, Class B, and Class C shares;

(vi) the Prospectus for Advisor Korea dated December 30, 2006 and supplemented March 26, 2007, relating to Institutional Class shares;

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trust at Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-877-208-0098.

The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, it must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Room 4300, New York, NY 10281, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

Synopsis	6
Comparison of Principal Risk Factors	19
The Proposed Transaction	24
Additional Information about the Funds	30
Voting Information	36
Miscellaneous	40
Attachment 1. Excerpts from Annual Report of Advisor Emerging Asia Dated October 31, 2006	42
Exhibit 1. Form of Agreement and Plan of Reorganization of Advisor Korea	46

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectuses and Statements of Additional Information (SAIs) of Advisor Korea and Advisor Emerging Asia, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Advisor Emerging Asia carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the "Proposed Transaction" section, shareholders of Advisor Korea are being asked to approve an Agreement relating to the proposed acquisition of Advisor Korea by Advisor Emerging Asia. The transaction contemplated by the Agreement is referred to as a Reorganization.

Shareholders of record at the close of business on August 20, 2007 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Advisor Korea will become a shareholder of Advisor Emerging Asia instead. Advisor Korea will transfer all of its assets and liabilities to Advisor Emerging Asia in exchange solely for shares of beneficial interest of Advisor Emerging Asia and the assumption by Advisor Emerging Asia of Advisor Korea's liabilities. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:

Advisor Korea: Class A	Advisor Emerging Asia: Class A
Advisor Korea: Class T	Advisor Emerging Asia: Class T
Advisor Korea: Class B	Advisor Emerging Asia: Class B
Advisor Korea: Class C	Advisor Emerging Asia: Class C
Advisor Korea: Institutional Class	Advisor Emerging Asia: Institutional Class

For more information, please refer to "The Proposed Transaction - Agreement and Plan of Reorganization" section.

Has the Board of Trustees approved the proposal?

Yes. The fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

  Advisor Korea shareholders would benefit from merging into a larger, more diversified fund that invests in the same geographic region and has significant exposure to Korea; and
  Advisor Korea shareholders would benefit from Advisor Emerging Asia's lower operating expenses resulting from lower expense caps (0.10% lower on each class).

For more information, please refer to "The Proposed Transaction - Reasons for the Reorganization" section.

How will you determine the number of shares of Advisor Emerging Asia that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Advisor Korea will distribute shares of Advisor Emerging Asia to its shareholders so that each shareholder will receive the number of full and fractional shares of Advisor Emerging Asia equal in value to the net asset value of shares of Advisor Korea held by such shareholder on the Closing Date.

For more information, please refer to "The Proposed Transaction - Agreement and Plan of Reorganization" below.

What class of shares of Advisor Emerging Asia will I receive?

Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Korea will receive, respectively, Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Emerging Asia.

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to Advisor Korea or Advisor Emerging Asia or to the shareholders of either fund, except that Advisor Korea may recognize gain or loss with respect to Section 1256 contracts or stock in passive foreign investment companies.

For more information, please refer to the section entitled "The Proposed Transaction - Federal Income Tax Considerations."

How do the funds' investment objectives, strategies, policies, and limitations compare?

The funds have the same investment objective. Each fund seeks long-term capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although the funds have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Advisor Korea and Advisor Emerging Asia:

Advisor Korea	Advisor Emerging Asia
Normally investing at least 80% of assets in securities of Korean issuers and other investments that are tied economically to Korea.	Normally investing at least 80% of assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.
Normally investing primarily in common stocks.	Same strategy.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Korean market.	Allocating investments across countries considering the size of the market in each country relative to the size of the markets as a whole.
Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.	Same strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to "Comparison of Principal Risk Factors" section.

Although the funds have similar investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Advisor Korea and Advisor Emerging Asia:

Advisor Korea	Advisor Emerging Asia
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)
No corresponding fundamental policy or limitation.

Diversification. The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Korean market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Korean market.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in companies whose principal business activities are in the same industry.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

No corresponding non-fundamental policy or limitation.

Except as noted above, the funds have the same investment policies and limitations, including fundamental investment policies and limitations.

For more information about the funds' investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' SAI, which is incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Advisor Emerging Asia.

How do the funds' expense structures compare?

The following summarizes the expense structures of Advisor Korea and Advisor Emerging Asia:

Management of the Funds

The principal business address of FMR, each fund's investment adviser and administrator, and FMR Co., Inc. (FMRC), sub-adviser to the funds, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds' investments and handling their business affairs. As of December 31, 2006, FMR had approximately $1.6 billion in discretionary assets under management.

FMRC serves as a sub-adviser for the funds. FMRC may provide investment advisory services for the funds. As of December 31, 2006, FMRC had approximately $766.7 billion in discretionary assets under management.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 25 Lovat Lane, London, EC3R 8LL, England; Fidelity Research & Analysis Company (FRAC), located at 245 Summer Street, Boston, Massachusetts 02210; Fidelity Investments Japan Limited (FIJ), located at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan; Fidelity International Investment Advisors (FIIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), located at 25 Cannon Street, London, England EC4M5TA are also sub-advisers to the funds.

David Urquhart is vice president and manager of Advisor Korea, which he has managed since July 2006. He also manages other funds available exclusively to overseas investors. Since joining Fidelity Investments in 1996, Mr. Urquhart has worked as a research analyst, country fund manager, and portfolio manager.

Kevin Chang is vice president and manager of Advisor Emerging Asia, which he has managed since September 2004. Since joining Fidelity Investments in 1995, Mr. Chang has worked as a research analyst and manager.

Kevin Chang, who is currently the portfolio manager of Advisor Emerging Asia, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Urquhart and Mr. Chang, please refer to the "Management Contracts" section of the funds' SAI, which is incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Advisor Korea and Advisor Emerging Asia pay FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase. The individual fund fee rate for Advisor Korea and Advisor Emerging Asia is 0.55% and 0.45%, respectively, of its average net assets.

If the Reorganization is approved, the combined fund will retain Advisor Emerging Asia's management fee structure.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Control of Investment Advisers" and "Management Contract" sections of the funds' SAI, which is incorporated herein by reference.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund's principal underwriter and distribution agent, is 82 Devonshire Street, Boston, Massachusetts 02109.

Class A, Class T, Class B, Class C, and Institutional Class of each fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).

Class A is authorized to pay FDC a monthly 12b-1 fee (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Class T is authorized to pay FDC a monthly 12b-1 fee (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interest of shareholders to do so.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

Class B is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee an at annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Institutional Class has adopted a plan that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the funds has authorized such payments for Institutional Class.

If the Reorganization is approved, the Distribution and Service Plans for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Distribution Services" section of the funds' SAI, which is incorporated herein by reference.

Expense Reimbursement Arrangements

FMR has voluntarily agreed to reimburse Advisor Korea to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed the following rates: Class A, 1.60%; Class T, 1.85%; Class B, 2.35%; Class C, 2.35%; and Institutional Class, 1.35%. These arrangements may be discontinued by FMR at any time.

FMR has voluntarily agreed to reimburse Advisor Emerging Asia to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed the following rates: Class A, 1.50%; Class T, 1.75%; Class B, 2.25%; Class C, 2.25%; and Institutional Class, 1.25%. These arrangements may be discontinued by FMR at any time; however, FMR has voluntarily agreed to reimburse each class of Advisor Emerging Asia at the current levels through December 31, 2009 if the proposed Reorganization is approved.

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectuses, which are incorporated herein by reference, and to "Annual Fund and Class Operating Expenses" below.

If the proposed Reorganization is not approved, Advisor Korea will maintain its current expense structure.

How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Advisor Korea and Advisor Emerging Asia for the 12 months ended April 30, 2007 and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual class operating expenses are paid by each class, as applicable.

As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of Class A, Class T, Class B, Class C, and Institutional Class of Advisor Korea.

Shareholder Fees (paid by the investor directly)

Advisor Korea

	Class A	Class T	Class B	Class C	Institutional Class
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I	None
Sales charge (load) on reinvested distributions	None	None	None	None	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)E	1.50%	1.50%	1.50%	1.50%	1.50%

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

Advisor Emerging Asia

	Class A	Class T	Class B	Class C	Institutional Class
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I	None
Sales charge (load) on reinvested distributions	None	None	None	None	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)E	1.50%	1.50%	1.50%	1.50%	1.50%

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

Combined Fund Pro Forma Shareholder Fees (paid by the investor directly)

	Class A	Class T	Class B	Class C	Institutional Class
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I	None
Sales charge (load) on reinvested distributions	None	None	None	None	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)E	1.50%	1.50%	1.50%	1.50%	1.50%

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (paid from class assets)

Advisor Korea

	Class A	Class T	Class B	Class C	Institutional Class
Management fee	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None
Other expenses	0.74%	0.87%	0.79%	0.73%	0.68%
Total class operating expensesA	1.80%	2.18%	2.60%	2.54%	1.49%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, Class C, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date	Institutional Class	Effective Date
Advisor Korea	1.60%	2/1/05	1.85%	2/1/05	2.35%	2/1/05	2.35%	2/1/05	1.35%	2/1/05

These arrangements may be discontinued by FMR at any time.

Advisor Emerging Asia

	Class A	Class T	Class B	Class C	Institutional Class
Management fee	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None
Other expenses	0.66%	0.72%	0.73%	0.65%	0.59%
Total class operating expensesA	1.63%	1.94%	2.45%	2.37%	1.31%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, Class C, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date	Institutional Class	Effective Date
Advisor Emerging Asia	1.50%	2/1/05	1.75%	2/1/05	2.25%	2/1/05	2.25%	2/1/05	1.25%	2/1/05

These arrangements may be discontinued by FMR at any time.

Combined Fund Pro Forma Expenses

	Class A	Class T	Class B	Class C	Institutional Class
Management fee	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%	None
Other expenses	0.63%	0.66%	0.65%	0.62%	0.57%
Total class operating expensesA	1.60%	1.88%	2.37%	2.34%	1.29%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, Class C, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date	Institutional Class	Effective Date
Advisor Emerging Asia	1.50%	_/_/_	1.75%	_/_/_	2.25%	_/_/_	2.25%	_/_/_	1.25%	_/_/_

These arrangements may be discontinued by FMR at any time.

Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Advisor Korea

	Class A		Class T		Class B		Class C		Institutional Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 747	$ 747	$ 563	$ 563	$ 763	$ 263	$ 357	$ 257	$ 152	$ 152
3 years	$ 1,109	$ 1,109	$ 1,008	$ 1,008	$ 1,108	$ 808	$ 791	$ 791	$ 471	$ 471
5 years	$ 1,494	$ 1,494	$ 1,479	$ 1,479	$ 1,580	$ 1,380	$ 1,350	$ 1,350	$ 813	$ 813
10 years	$ 2,569	$ 2,569	$ 2,775	$ 2,775	$2,649A	$2,649A	$ 2,875	$ 2,875	$ 1,779	$ 1,779

A Reflects conversion to Class A shares after a maximum of seven years.

Advisor Emerging Asia

	Class A		Class T		Class B		Class C		Institutional Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 731	$ 731	$ 540	$ 540	$ 748	$ 248	$ 340	$ 240	$ 133	$ 133
3 years	$ 1,060	$ 1,060	$ 938	$ 938	$ 1,064	$ 764	$ 739	$ 739	$ 415	$ 415
5 years	$ 1,411	$ 1,411	$ 1,360	$ 1,360	$ 1,506	$ 1,306	$ 1,265	$ 1,265	$ 718	$ 718
10 years	$ 2,397	$ 2,397	$ 2,535	$ 2,535	$2,489A	$2,489A	$ 2,706	$ 2,706	$ 1,579	$ 1,579

A Reflects conversion to Class A shares after a maximum of seven years.

Combined Fund Pro Forma Expenses

	Class A		Class T		Class B		Class C		Institutional Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 728	$ 728	$ 534	$ 534	$ 740	$ 240	$ 337	$ 237	$ 131	$ 131
3 years	$ 1,051	$ 1,051	$ 920	$ 920	$ 1,039	$ 739	$ 730	$ 730	$ 409	$ 409
5 years	$ 1,396	$ 1,396	$ 1,331	$ 1,331	$ 1,465	$ 1,265	$ 1,250	$ 1,250	$ 708	$ 708
10 years	$ 2,366	$ 2,366	$ 2,474	$ 2,474	$2,425A	$2,425A	$ 2,676	$ 2,676	$ 1,556	$ 1,556

A Reflects conversion to Class A shares after a maximum of seven years.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

On March 30, 2007, Advisor Korea closed to new accounts pending the Reorganization. Shareholders of Advisor Korea as of that date can continue to purchase shares of the fund. Shareholders of Advisor Korea may redeem shares of the fund through the Closing Date of the fund's Reorganization.

For information about the procedures for purchasing and redeeming the funds' shares, including a description of the policies and procedures designed to discourage excessive and short-term trading of fund shares, please refer to the "Buying and Selling Shares" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' SAI, which is incorporated herein by reference.

Do the funds' exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If the Reorganization is approved, the exchange privilege to be offered by the combined fund will remain unchanged.

For information about the funds' exchange privileges, please refer to the "Exchanging Shares" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' SAI, which is incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

No. The fund's dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Advisor Korea may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

Whether or not the Reorganization is approved, Advisor Korea is required to recognize gain or loss on Section 1256 contracts and stock in passive foreign investment companies held by the fund on the last day of its taxable year, which is October 31, 2007. If the Reorganization is approved, any additional gains or losses on Section 1256 contracts and stock in passive foreign investment companies held on the Closing Date will be recognized on the Closing Date.

For information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Distributions and Taxes" section of the funds' SAI, which is incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

Advisor Korea will bear the cost of the Reorganization, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

For more information, please refer to the "Voting Information - Solicitation of Proxies; Expenses" section.

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. Each fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and similar strategies as described above, the funds are subject to similar investment risks. Because the funds have some different investment strategies as described above, the funds are also subject to some different investment risks of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

What additional risks are associated with an investment in Advisor Korea?

Advisor Korea is subject to the following principal risks, which are not principal risks generally associated with an investment in Advisor Emerging Asia:

Geographic Concentration in Korea. Because FMR concentrates the fund's investments in Korea, the fund's performance is expected to be closely tied to social, political, and economic conditions within Korea and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, or regulatory developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

What additional risks are associated with an investment in Advisor Emerging Asia?

Advisor Emerging Asia is subject to the following principal risk, which is not a principal risk generally associated with an investment in Advisor Korea:

Geographic Concentration in Asia. Because FMR concentrates the fund's investments in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

For more information about the principal risks associated with an investment in the funds, please refer to the "Investment Details" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' SAI, which is incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Class A, and compares Class A's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Prior to July 1, 2000, Advisor Korea operated as Fidelity Advisor Korea Fund, Inc., a closed-end fund (a Closed-End Fund). On June 30, 2000, the Closed-End Fund was reorganized as an open-end fund though a transfer of all of its assets and liabilities to Advisor Korea. Shareholders of the Closed-End Fund received Class A shares of Advisor Korea in exchange for their shares of the Closed-End Fund.

Prior to June 16, 1999, Advisor Emerging Asia operated as Fidelity Advisor Emerging Asia, Inc., a Closed-End Fund. On June 15, 1999, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to Advisor Emerging Asia. Shareholders of the Closed-End Fund received Class A shares of Advisor Emerging Asia in exchange for their shares of the Closed-End Fund.

Year-by-Year Returns

Advisor Korea - Class A
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	-64.64%	145.16%	134.50%	-58.79%	32.07%	2.98%	29.37%	17.80%	68.79%	12.18%

During the periods shown in the chart for Class A of Advisor Korea:	Returns	Quarter ended
Highest Quarter Return	86.38%	December 31, 1998
Lowest Quarter Return	-61.57%	December 31, 1997
Year-to-Date Return	4.06%	March 31, 2007

Returns prior to July 1, 2000 are those of the Closed-End Fund, which had no 12b-1 fee. If Class A's total expenses, including 12b-1 fee, had been reflected, returns may have been lower.

Advisor Emerging Asia - Class A
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	-33.22%	-1.58%	77.34%	-37.01%	-5.66%	-12.37%	41.34%	13.05%	31.68%	38.93%

During the periods shown in the chart for Class A of Advisor Emerging Asia:	Returns	Quarter ended
Highest Quarter Return	37.20%	June 30, 1999
Lowest Quarter Return	-27.62%	June 30, 1998
Year-to-Date Return	1.79%	March 31, 2007

Returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class A's total expenses, including 12b-1 fee, had been reflected, returns may have been lower.

Average Annual Returns

The returns in the following tables include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended April 30, 2007	Past 1 year	Past 5 years	Past 10 years/Life of class
Advisor Korea
Class A - Return Before Taxes	7.46%	19.62%	12.70%
Return After Taxes on Distributions	7.32%	19.63%	12.70%
Return After Taxes on Distributions and Sale of Fund Shares	5.32%	17.48%	11.49%
Class T - Return Before Taxes	9.78%	19.87%	12.11%A
Class B - Return Before Taxes	8.22%	19.92%	12.13%A
Class C - Return Before Taxes	12.20%	20.13%	12.13%A
Institutional Class - Return Before Taxes	14.33%	21.34%	13.29%
Return After Taxes on Distributions	14.15%	21.34%	13.29%
Return After Taxes on Distributions and Sale of Fund Shares	9.85%	19.06%	11.85%
Korea Composite Stock Price Index (reflects no deduction for fees, expenses, or taxes)	10.38%	20.76%	8.09%
LipperSM Pacific Region ex Japan Funds Average (reflects no deduction for sales charges or taxes)	21.98%	19.55%	7.29%
Advisor Emerging Asia
Class A - Return Before Taxes	18.83%	18.60%	6.43%
Return After Taxes on Distributions	16.87%	17.67%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	13.10%	15.97%	5.38%
Class T - Return Before Taxes	21.31%	18.85%	9.19%B
Class B - Return Before Taxes	20.12%	18.90%	9.22%B
Class C - Return Before Taxes	24.09%	19.10%	9.14%B
Institutional Class - Return Before Taxes	26.40%	20.27%	10.21%
Return After Taxes on Distributions	24.28%	19.30%	9.66%
Return After Taxes on Distributions and Sale of Fund Shares	18.06%	17.47%	8.74%
MSCI® All Country Asia ex Japan Index (reflects no deduction for fees, expenses, or taxes)	20.89%	19.55%	4.99%
Lipper Pacific Region ex Japan Funds Average (reflects no deduction for sales charges or taxes)	21.98%	19.55%	7.29%

A Advisor Korea returns prior to July 1, 2000 are those of the Closed-End Fund, which had no 12b-1 fee. If Class A's, Class T's, Class B's, and Class C's total expenses, including 12b-1 fees, had been reflected, returns may have been lower.

B Advisor Emerging Asia returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class A's, Class T's, Class B's, and Class C's total expenses, including 12b-1 fees, had been reflected, returns may have been lower.

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN ADVISOR KOREA AND ADVISOR EMERGING ASIA.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Advisor Emerging Asia acquiring as of the Closing Date all of the assets of Advisor Korea in exchange solely for shares of Advisor Emerging Asia and the assumption by Advisor Emerging Asia of Advisor Korea's liabilities; and (b) the distribution of shares of Advisor Emerging Asia to the shareholders of Advisor Korea as provided for in the Agreement.

The value of Advisor Korea's assets to be acquired by Advisor Emerging Asia and the amount of its liabilities to be assumed by Advisor Emerging Asia will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Advisor Korea's then-current Prospectus and SAI. The net asset value of a share of Advisor Emerging Asia will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and SAI.

As of the Closing Date, Advisor Emerging Asia will deliver to Advisor Korea, and Advisor Korea will distribute to its shareholders of record, shares of Advisor Emerging Asia so that each Advisor Korea shareholder will receive the number of full and fractional shares of Advisor Emerging Asia equal in value to the aggregate net asset value of shares of Advisor Korea held by such shareholder on the Closing Date; Advisor Korea will be liquidated as soon as practicable thereafter. Each Advisor Korea shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Advisor Emerging Asia due that shareholder.

Accordingly, immediately after the Reorganization, each former Advisor Korea shareholder will own shares of Advisor Emerging Asia equal in value to the aggregate net asset value of that shareholder's shares of Advisor Korea immediately prior to the Reorganization. The net asset value per share of Advisor Emerging Asia will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Advisor Emerging Asia in a name other than that of the registered holder of the shares on the books of Advisor Korea as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Advisor Korea is and will continue to be its responsibility up to and including the Closing Date and such later date on which Advisor Korea is liquidated.

Advisor Korea will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of Advisor Korea are permissible investments for Advisor Emerging Asia. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Advisor Korea and Advisor Emerging Asia due to the Reorganization that occur prior to the Closing Date will be borne by Advisor Korea and Advisor Emerging Asia, respectively. Any transaction costs associated with portfolio adjustments to Advisor Korea and Advisor Emerging Asia due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Advisor Emerging Asia that occur after the Closing Date will be borne by Advisor Emerging Asia. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Advisor Korea shareholders' interests may be made subsequent to the Meeting.

After shareholder approval of the Reorganization and before the Closing Date, FMR expects to depart from Advisor Korea's policy of normally investing at least 80% of its assets in securities of Korean issuers and other investments that are tied economically to Korea. This will allow FMR to reposition the portfolio to more closely align with Advisor Emerging Asia. As a result, Advisor Korea will incur brokerage commissions and other transaction costs. Based on current holdings, approximately 85% of the portfolio is estimated to to turn over, which would result in approximate trading costs (including brokerage commissions, average bid/ask spreads, taxes, and custodian fees, but excluding market impact) of $367,000, or 0.66% of the fund's total net assets. Selling portfolio holdings of Advisor Korea also will result in recognition of a portion of Advisor Korea's unrealized capital gains. As of February 28, 2007, unrealized capital gains represented approximately 25% of Advisor Korea's total assets. Realized capital gains will be distributed to Advisor Korea shareholders prior to the merger as discussed elsewhere in this Proxy Statement. Total transaction costs, capital gains and losses realized, and distributions to shareholders are not measurable in advance.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on March 15, 2007. In proposing the Reorganization, FMR advised the Board that the Reorganization would provide Advisor Korea shareholders with the opportunity to invest in a larger, more diversified fund with lower expense caps, which would result in a benefit of 0.10% for each class of Advisor Korea shareholders.

The Board also considered the performance of the funds and their respective benchmarks. During the past 5 years, the performance of the funds has been comparable. Since 2004, Korea has been the largest country weighting in Advisor Emerging Asia's benchmark index. In each of the past 6 years, Korea has represented at least 20% of the index.

In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, resulting in operating and management efficiencies, and would provide shareholders of Advisor Korea with lower expense caps.

The Board was advised that prior to the Closing Date, in preparation for the Reorganization, FMR plans to reposition Advisor Korea's portfolio. Repositioning the portfolio will generate brokerage commissions and other transactions costs that will be borne by Advisor Korea. Based on current holdings, FMR estimated that approximately 85% of Advisor Korea's portfolio will turn over, resulting in approximate trading costs (including brokerage commissions, average bid/ask spreads, taxes, and custodian fees, but excluding market impact) of $367,000, or 0.66% of the fund's total net assets. Additionally, selling portfolio holdings will result in the recognition of a portion of Advisor Korea's unrealized capital gains. FMR advised the Board that as of Fenruary 28, 2007, unrealized capital gains represented 25% of Advisor Korea's total assets, but that the total actual transaction costs, capital gains and losses realized, and distributions to shareholders were not measurable in advance.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Korea will receive, respectively, Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Emerging Asia.

Advisor Emerging Asia is a fund of Advisor Series VIII (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Advisor Emerging Asia represents an equal proportionate interest with each other share of the fund, and each such share of Advisor Emerging Asia is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Advisor Emerging Asia is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Advisor Emerging Asia have no preemptive or conversion rights. Shares are fully paid and non-assessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's SAI, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of the trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Advisor Emerging Asia's SAI, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Advisor Emerging Asia's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Advisor Korea's assets for Advisor Emerging Asia's shares and the assumption of the liabilities of Advisor Korea by Advisor Emerging Asia is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds have received an opinion from Dechert LLP, counsel to Advisor Korea and Advisor Emerging Asia, substantially to the effect that:

(i) The acquisition by Advisor Emerging Asia of substantially all of the assets of Advisor Korea in exchange solely for Advisor Emerging Asia shares and the assumption by Advisor Emerging Asia of all liabilities of Advisor Korea followed by the distribution of Advisor Emerging Asia shares to the Advisor Korea shareholders in exchange for their Advisor Korea shares in complete liquidation and termination of Advisor Korea will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Advisor Korea will recognize no gain or loss upon the transfer of substantially all of its assets to Advisor Emerging Asia in exchange solely for Advisor Emerging Asia shares and the assumption by Advisor Emerging Asia of all liabilities of Advisor Korea, except that Advisor Korea may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Advisor Korea will recognize no gain or loss upon the distribution to its shareholders of the Advisor Emerging Asia shares received by Advisor Korea in the Reorganization;

(iv) Advisor Emerging Asia will recognize no gain or loss upon the receipt of the assets of Advisor Korea in exchange solely for Advisor Emerging Asia shares and the assumption of all liabilities of Advisor Korea;

(v) The adjusted basis to Advisor Emerging Asia of the assets of Advisor Korea received by Advisor Emerging Asia in the Reorganization will be the same as the adjusted basis of those assets in the hands of Advisor Korea immediately before the exchange;

(vi) Advisor Emerging Asia's holding periods with respect to the assets of Advisor Korea that Advisor Emerging Asia acquires in the Reorganization will include the respective periods for which those assets were held by Advisor Korea (except where investment activities of Advisor Emerging Asia have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Advisor Korea shareholders will recognize no gain or loss upon receiving Advisor Emerging Asia shares in exchange solely for Advisor Korea shares;

(viii) The aggregate basis of the Advisor Emerging Asia shares received by an Advisor Korea shareholder in the Reorganization will be the same as the aggregate basis of the Advisor Korea shares surrendered by the Advisor Korea shareholder in exchange therefor; and

(ix) An Advisor Korea shareholder's holding period for the Advisor Emerging Asia shares received by the Advisor Korea shareholder in the Reorganization will include the holding period during which the Advisor Korea shareholder held Advisor Korea shares surrendered in exchange therefor, provided that the Advisor Korea shareholder held such shares as a capital asset on the date of the Reorganization.

On September 27, 2004, Advisor Emerging Asia received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled Advisor Emerging Asia to a refund of capital gains taxes paid in prior years and exempts the fund from taxes on future realized gains. The per-share and total return impacts are disclosed on the Financial Highlights in the fund's semi-annual report. The India Central Board of Direct Taxation may challenge the ruling at any time, which could result in the reversal of some or all of the benefits recorded by the fund.

Shareholders of Advisor Korea should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Advisor Korea and Advisor Emerging Asia are non-diversified and diversified funds, respectively, of Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Advisor Korea under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' SAI, which is incorporated herein by reference.

Operations of Advisor Emerging Asia Following the Reorganization

FMR does not expect Advisor Emerging Asia to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Advisor Emerging Asia's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Advisor Emerging Asia in their current capacities. Kevin Chang, who is currently the portfolio manager of Advisor Emerging Asia is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Advisor Korea, and Advisor Emerging Asia as of April 30, 2007, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Advisor Korea
Class A	$ 31,046,258	$ 28.39	1,093,423
Class T	$ 5,396,358	$ 27.98	192,866
Class B	$ 8,602,093	$ 27.15	316,826
Class C	$ 10,481,020	$ 27.20	385,385
Institutional Class	$ 3,614,149	$ 28.82	125,390
Advisor Emerging Asia
Class A	$ 81,263,232	$ 25.62	3,172,030
Class T	$ 39,546,367	$ 25.19	1,569,812
Class B	$ 25,541,040	$ 24.35	1,048,766
Class C	$ 47,012,283	$ 24.29	1,935,227
Institutional Class	$ 8,363,687	$ 26.05	321,062
Advisor Emerging Asia Pro Forma Combined Fund
Class A	$ 112,309,490	$ 25.62	4,383,828
Class T	$ 44,942,725	$ 25.19	1,784,038
Class B	$ 34,143,133	$ 24.35	1,402,035
Class C	$ 57,493,303	$ 24.29	2,366,722
Institutional Class	$ 11,977,836	$ 26.05	459,801

The table above assumes that the Reorganization occurred on April 30, 2007. The table is for information purposes only. No assurance can be given as to how many Advisor Emerging Asia shares will be received by shareholders of Advisor Korea on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Advisor Emerging Asia that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on March 15, 2007. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Advisor Korea and Advisor Emerging Asia and that the interests of existing shareholders of Advisor Korea and Advisor Emerging Asia would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Advisor Korea will continue to engage in business as a fund of Advisor Series VIII and FMR in conjunction with the trusts' Board of Trustees will consider liquidation of the fund.

The Board of Trustees of Advisor Korea unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Advisor Emerging Asia's financial highlights for the fiscal year ended October 31, 2006 (audited), updated to include semi-annual data for the six month period ended April 30, 2007 (unaudited), are shown in the tables on the following pages.

Advisor Emerging Asia's financial highlights should be read in conjunction with the audited financial statements contained in the fund's Annual Report to Shareholders and the unaudited financial statements contained in the fund's Semi-Annual Report to Shareholders, which are incorporated by reference into the SAI relating to this Proxy Statement.

Advisor Korea's financial highlights for the fiscal year ended October 31, 2006, which are included in the fund's Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15
Income from Investment Operations
Net investment income (loss) E	.09	.22	.18	.03	.07	(.02)
Net realized and unrealized gain (loss)	4.87	6.10	3.61	1.00 J	3.11	.76
Total from investment operations	4.96	6.32	3.79	1.03	3.18	.74
Distributions from net investment income	(.15)	(.16)	-	(.15)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.83)	(1.55)	(.05)	(.15)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 25.62	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89
Total Return B, C, D	23.11%	38.02%	27.23%	8.01% J	32.15%	8.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.73%	1.90%	2.24%	2.81%	2.56%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.61%	2.00%	2.02%	2.00%
Expenses net of all reductions	1.41% A	1.39%	1.55%	1.99%	2.02%	1.98%
Net investment income (loss)	.71% A	1.08%	1.08%	.21%	.70%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,263	$ 55,790	$ 30,782	$ 21,099	$ 24,161	$ 18,314
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09
Income from Investment Operations
Net investment income (loss) E	.05	.17	.14	- I	.05	(.05)
Net realized and unrealized gain (loss)	4.80	6.01	3.56	.99 J	3.06	.77
Total from investment operations	4.85	6.18	3.70	.99	3.11	.72
Distributions from net investment income	(.12)	(.12)	-	(.12)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.80)	(1.51)	(.05)	(.12)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 25.19	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81
Total Return B, C, D	22.93%	37.69%	26.89%	7.78% J	31.70%	7.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	2.07%	2.27%	2.76%	3.43%	3.16%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.84%	2.25%	2.27%	2.25%
Expenses net of all reductions	1.66% A	1.64%	1.79%	2.24%	2.26%	2.23%
Net investment income (loss)	.46% A	.83%	.85%	(.04)%	.45%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,546	$ 28,850	$ 14,074	$ 7,658	$ 4,982	$ 4,347
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.06	(.07)	(.01)	(.10)
Net realized and unrealized gain (loss)	4.64	5.84	3.47	.96 J	3.02	.76
Total from investment operations	4.63	5.90	3.53	.89	3.01	.66
Distributions from net investment income	(.03)	(.04)	-	(.08)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.71)	(1.43)	(.05)	(.08)	-	-
Redemption fees added to paid in capital E	.01	.01	-I	.01	-	-
Net asset value, end of period	$ 24.35	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63
Total Return B, C, D	22.61%	36.99%	26.31%	7.14% J	31.26%	7.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.39% A	2.59%	2.75%	3.19%	3.87%	3.63%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.35%	2.75%	2.77%	2.75%
Expenses net of all reductions	2.16% A	2.14%	2.29%	2.74%	2.77%	2.73%
Net investment income (loss)	(.04)% A	.33%	.34%	(.54)%	(.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,541	$ 18,985	$ 11,504	$ 7,065	$ 5,157	$ 2,787
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.06	(.07)	(.01)	(.10)
Net realized and unrealized gain (loss)	4.63	5.84	3.47	.96 J	3.02	.76
Total from investment operations	4.62	5.90	3.53	.89	3.01	.66
Distributions from net investment income	(.05)	(.07)	-	(.09)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.73)	(1.46)	(.05)	(.09)	-	-
Redemption fees added to paid in capital E	.01	.01	- I	.01	-	-
Net asset value, end of period	$ 24.29	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64
Total Return B, C, D	22.58%	37.02%	26.31%	7.14% J	31.22%	7.35%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	2.46%	2.67%	3.02%	3.70%	3.53%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.34%	2.75%	2.77%	2.75%
Expenses net of all reductions	2.16% A	2.14%	2.28%	2.74%	2.76%	2.73%
Net investment income (loss)	(.04)% A	.33%	.35%	(.54)%	(.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,012	$ 33,047	$ 13,291	$ 6,484	$ 4,581	$ 2,220
Portfolio turnover rate G	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21
Income from Investment Operations
Net investment income (loss) D	.12	.27	.24	.06	.10	.01
Net realized and unrealized gain (loss)	4.95	6.19	3.65	1.01 I	3.13	.75
Total from investment operations	5.07	6.46	3.89	1.07	3.23	.76
Distributions from net investment income	(.19)	(.21)	-	(.15)	-	-
Distributions from net realized gain	(1.68)	(1.39)	(.05)	-	-	-
Total distributions	(1.87)	(1.60)	(.05)	(.15)	-	-
Redemption fees added to paid in capital D	.01	.01	- H	.01	-	-
Net asset value, end of period	$ 26.05	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97
Total Return B, C	23.25%	38.28%	27.61%	8.24% I	32.40%	8.25%
Ratios to Average Net Assets E, G
Expenses before reductions	1.28% A	1.41%	1.52%	2.11%	2.55%	2.18%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.29%	1.75%	1.77%	1.75%
Expenses net of all reductions	1.15% A	1.14%	1.24%	1.74%	1.77%	1.73%
Net investment income (loss)	.96% A	1.33%	1.40%	.46%	.94%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,364	$ 5,086	$ 4,791	$ 452	$ 1,538	$ 674
Portfolio turnover rate F	68% A	77%	66%	232%	172%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about August 20, 2007. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Advisor Korea at an anticipated cost of approximately $50,000. Advisor Korea may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of Advisor Korea at an anticipated cost of approximately $4,000.

If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Advisor Korea, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund, provided the expenses do not exceed a class's existing voluntary expense cap of 1.60%, Class A; 1.85%, Class T; 2.35%, Class B; 2.35%, Class C; and 1.35%, Institutional Class. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

Advisor Korea will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

Only one copy of this Proxy Statement may be mailed to households, even if more than one person in a household is a fund shareholder of record. If you need additional copies of this Proxy Statement, please contact Fidelity at 1-877-208-0098. If you do not want the mailing of this Proxy Statement to be combined with those for other members of your household or do not want to receive multiple copies of future proxy statements, call Fidelity at 1-877-208-0098.

For a free copy of each fund's annual report for the fiscal year ended October 31, 2006 and semiannual report for the fiscal period ended April 30, 2007 call 1-877-208-0098 or write to Fidelity Distributors Corporation (FDC) at 82 Devonshire Street, Boston, Massachusetts 02109.

Record Date; Quorum; and Method of Tabulation

Shareholders of record at the close of business on August 20, 2007 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on the item in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of [________], shares of each class of Advisor Korea issued and outstanding were as follows:

Number of Shares
Advisor Korea: Class A
Advisor Korea: Class T
Advisor Korea: Class B
Advisor Korea: Class C
Advisor Korea: Institutional Class

As of [__________], shares of each class of Advisor Emerging Asia issued and outstanding were as follows:

Number of Shares
Advisor Emerging Asia: Class A
Advisor Emerging Asia: Class T
Advisor Emerging Asia: Class B
Advisor Emerging Asia: Class C
Advisor Emerging Asia: Institutional Class

As of October 31, 2006, approximately 1.82% of Advisor Emerging Asia's and 3.25% of Advisor Korea's total outstanding shares were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Advisor Emerging Asia's and Advisor Korea's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of October 31, 2006, the following owned of record and/or beneficially 5% or more a fund's outstanding shares:

Advisor Emerging Asia: Class A	Merrill Lynch	Jacksonville, FL	9.26%
Advisor Emerging Asia: Class A	Wachovia/Prudential Financial Advisors, LLC	Charlotte, NC	6.56%
Advisor Emerging Asia: Class A	Citigroup, Inc.	New York, NY	6.33%
Advisor Emerging Asia: Class A	Ameriprise Financial Corporation	Minneapolis, MN	6.47%
Advisor Emerging Asia: Class T	Citigroup, Inc.	New York, NY	9.72%
Advisor Emerging Asia: Class T	ADP	Roseland, NJ	9.25%
Advisor Emerging Asia : Class T	Merrill Lynch	Jacksonville, FL	9.06%
Advisor Emerging Asia: Class B	Citigroup, Inc.	Long Island City, NY	8.53%
Advisor Emerging Asia: Class B	Ameriprise Financial Corporation	Minneapolis, MN	10.45%
Advisor Emerging Asia: Class C	Merrill Lynch	Jacksonville, FL	12.81%
Advisor Emerging Asia: Class C	Citigroup, Inc.	New York, NY	5.77%
Advisor Emerging Asia: Class C	Citigroup, Inc.	Long Island City, NY	6.52%
Advisor Emerging Asia: Class C	Wachovia/Prudential Financial Advisors, LLC	Charlotte, NC	10.78%
Advisor Emerging Asia: Institutional Class	Merrill Lynch	Jacksonville, FL	31.13%
Advisor Emerging Asia: Institutional Class	WFG Investments Inc.	Dallas, TX	20.88%
Advisor Emerging Asia: Institutional Class	National Investor Services Corp.	New York City, NY	8.58%
Advisor Emerging Asia: Institutional Class	ING	El Segundo, CA	7.45%
Advisor Emerging Asia: Institutional ClasS	TD Ameritrade	Beverly Hills, CA	6.58%
Advisor Korea: Class A	Charles Schwab & Co., Inc.	San Francisco, CA	5.83%
Advisor Korea: Class A	National Investor Services Corp.	New York City, NY	5.22%
Advisor Korea: Class A	Merrill Lynch	Jacksonville, FL	5.35%
Advisor Korea: Class T	ADP	Roseland, NJ	17.75%
Advisor Korea: Class T	Merrill Lynch	Jacksonville, FL	17.95%
Advisor Korea: Class B	Middlegate Securities, Ltd.	New York, NY	17.85%
Advisor Korea: Class B	Ameriprise Financial Corporation	Minneapolis, MN	8.23%
Advisor Korea: Class B	Lehman Brothers, Inc.	Jersey City, NJ	7.60%
Advisor Korea: Class B	Invest Financial Corporation	Bridgewater, NJ	5.84%
Advisor Korea: Class C	Merrill Lynch	Jacksonville, FL	36.10%
Advisor Korea: Class C	ProEquities, Inc.	Birmingham, AL	6.22%
Advisor Korea: Class C	Wachovia/Prudential Financial Advisors, LLC	Charlotte, NC	6.02%
Advisor Korea: Institutional Class	H. Beck, Inc.	Rockville, MD	11.49%
Advisor Korea: Institutional Class	Merrill Lynch	Jacksonville, FL	21.09%
Advisor Korea: Institutional Class	Swiss American Securities, Inc.	New York, NY	7.42%

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

To the knowledge of the trust and Advisor Emerging Asia and Advisor Korea, no other shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. [[It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization[s].]/[If the Reorganization[s] became effective on _____, [Owner Name] would have owned of record and/or beneficially _____% of the outstanding shares of the combined fund.]

Required Vote

Approval of the Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of Advisor Korea. Under the the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Advisor Emerging Asia shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of Advisor Korea and Advisor Emerging Asia are incorporated by reference into the SAI and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended October 31, 2006. The audited financial statements of Advisor Korea and Advisor Emerging Asia are incorporated by reference into the SAI and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended October 31, 2006. The unaudited financial statements for Advisor Korea and Advisor Emerging Asia for the six-month period ended April 30, 2007 are also incorporated by reference into the SAI. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Advisor Series VIII, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Attachment 1

Excerpts from Annual Report of Advisor Emerging Asia
Dated October 31, 2006

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2006	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	30.09%	20.62%	4.52%
Class T (incl. 3.50% sales charge) B	32.87%	20.90%	4.57%
Class B (incl. contingent deferred sales charge) C	31.99%	20.99%	4.58%
Class C (incl. contingent deferred sales charge) D	36.02%	21.17%	4.56%
Institutional Class E	38.28%	22.31%	5.32%

A Class A's 12b-1 fee may have ranged over time between 0.25% and 0.35%, as an equivalent amount of brokerage commissions of up to 0.10% of the class's average net assets may have been used to promote the sale of class shares. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. Class A's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class A shares took place on June 16, 1999. Returns prior to June 16, 1999 are those of Fidelity Advisor Emerging Asia Fund, Inc., (the Closed-End Fund). At the close of business on June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class A shares' total expenses, including its 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class A's returns prior to June 16,1999 may have been lower.

B Class T's 12b-1 fee may have ranged over time between 0.50% and 0.60%, as an equivalent amount of brokerage commissions of up to 0.10% of the class's average net assets may have been used to promote the sale of class shares. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. Class T's 12b-1 plan currently authorizes a 0.50% 12b-1 fee. The initial offering of Class T shares took place on June 16, 1999. Returns prior to June 16, 1999 are those of Fidelity Advisor Emerging Asia Fund, Inc., (the Closed-End Fund). At the close of business on June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class T shares total expenses, including its 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class T's returns prior to June 16, 1999 may have been lower.

C Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 16, 1999. The initial offering of Class B shares took place on June 16, 1999. Returns prior to June 16, 1999 are those of Fidelity Advisor Emerging Asia Fund, Inc., (the Closed-End Fund). At the close of business on June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class B shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class B's returns, prior to June 16, 1999, may have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year, and past 10 year total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after June 16, 1999. The initial offering of Class C shares took place on June 16, 1999. Returns prior to June 16, 1999 are those of Fidelity Advisor Emerging Asia Fund, Inc., (the Closed-End Fund). At the close of business on June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class C shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class C's returns, prior to June 16, 1999, may have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 1%, 0%, and 0%, respectively.

E Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 1999. Returns prior to June 16, 1999 are those of Fidelity Advisor Emerging Asia Fund, Inc., (the Closed-End Fund). At the close of business on June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If the effect of Institutional Class expenses was reflected, returns may be lower than shown because Institutional Class shares of the fund may have higher total expenses than the Closed-End Fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Asia Fund - Class T on October 31, 1996, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM All Country (MSCI® AC) Asia ex Japan Index performed over the same period.

Comments from Kevin Chang, Portfolio Manager of Fidelity® Advisor Emerging Asia Fund

Despite a downturn in the late spring and early summer of the 12-month period ending October 31, 2006, emerging Asian markets returned 35.78% as measured by the Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia ex Japan Index. Overall, emerging Asian markets benefited as their economies became more broadly based, driven by domestic consumption as well as by exports. Equity markets in the world's two most populous countries - China and India - rallied as their rapidly growing economies showed few signs of cooling off. India's equity market hit an all-time high during the period, while China was aided by reforms to improve stock market regulation and increase the efficiency of the foreign exchange market. However, investors abandoned emerging Asian stocks in May and June when global inflation fears sparked a general avoidance of higher-risk assets. But when it became apparent that inflation fears were overblown, investors returned to these stocks and pushed the MSCI index 10 percentage points higher over the final four months of the period.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 38.02%, 37.69%, 36.99% and 37.02%, respectively (excluding sales charges), beating the MSCI index. The fund was aided versus the index by stock selection in the consumer discretionary sector, particularly in consumer services and retailing. My picks in the capital goods segment of industrials and in materials also helped. Geographically, stock selection in China, Hong Kong and Taiwan benefited performance the most, along with a substantial overweighting in China. Parkson Retail Group, one of China's leading department stores, added value, benefiting from acquisitions and new store openings. South Korean information technology companies NHN Corp. and CDNetworks also contributed, along with Indian e-learning company Educomp Solutions. Conversely, unfavorable stock selection and an underweighting in energy hurt, along with underweighting the strong Indian stock market. An average cash position of 5% further held back performance in a strong market environment. Korean automaker Hyundai Motor disappointed due to slower sales growth in the United States and a delayed earnings recovery. Another detractor was Samsung Electronics. Not owning enough of index component Reliance Industries, an Indian energy stock that more than doubled, was detrimental as well. I sold Parkson Retail and Reliance Industries by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Exhibit 1

Form of Agreement and Plan of Reorganization of Advisor Korea

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of August 20, 2007, by and between Fidelity Advisor Korea Fund (Advisor Korea) and Fidelity Advisor Emerging Asia Fund (Advisor Emerging Asia), funds of Fidelity Advisor Series VIII (the trust). The trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Advisor Emerging Asia and Advisor Korea may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Advisor Korea to Advisor Emerging Asia solely in exchange for shares of beneficial interest of Advisor Emerging Asia (the Advisor Emerging Asia Shares) and the assumption by Advisor Emerging Asia of Advisor Korea's liabilities; and (b) the constructive distribution of such shares by Advisor Korea pro rata to its shareholders in complete liquidation and termination of Advisor Korea, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF ADVISOR KOREA. Advisor Korea represents and warrants to and agrees with Advisor Emerging Asia that:

(a) Advisor Korea is a series of Advisor Series VIII, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Advisor Series VIII is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of Advisor Korea dated December 30, 2006, previously furnished to Advisor Emerging Asia, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to Advisor Emerging Asia, there are no material legal, administrative, or other proceedings pending or, to the knowledge of Advisor Korea, threatened against Advisor Korea which assert liability on the part of Advisor Korea. Advisor Korea knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to Advisor Emerging Asia;

(e) Advisor Korea is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Advisor Korea, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Advisor Korea is a party or by which Advisor Korea is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Advisor Korea is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Advisor Korea at October 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to Advisor Emerging Asia together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2007. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) Advisor Korea has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2006 and those incurred in the ordinary course of Advisor Korea's business as an investment company since October 31, 2006;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Advisor Series VIII on Form N-14 relating to the shares of Advisor Emerging Asia issuable hereunder and the proxy statement of Advisor Korea included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Advisor Korea (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to Advisor Korea, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Advisor Korea of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(j) Advisor Korea has filed or will file all federal and state tax returns which, to the knowledge of Advisor Korea's officers, are required to be filed by Advisor Korea and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Advisor Korea's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) Advisor Korea has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of Advisor Korea are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of Advisor Korea will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to Advisor Emerging Asia in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Advisor Korea will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Advisor Korea to be transferred to Advisor Emerging Asia pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Advisor Korea's portfolio securities and any such other assets as contemplated by this Agreement, Advisor Emerging Asia will acquire Advisor Korea's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Advisor Emerging Asia) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Advisor Korea, and this Agreement constitutes a valid and binding obligation of Advisor Korea enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF ADVISOR EMERGING ASIA. Advisor Emerging Asia represents and warrants to and agrees with Advisor Korea that:

(a) Advisor Emerging Asia is a series of Advisor Series VIII, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Advisor Series VIII is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of Advisor Emerging Asia dated December 30, 2006, previously furnished to Advisor Korea, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to Advisor Korea, there are no material legal, administrative, or other proceedings pending or, to the knowledge of Advisor Emerging Asia, threatened against Advisor Emerging Asia which assert liability on the part of Advisor Emerging Asia. Advisor Emerging Asia knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to Advisor Korea;

(e) Advisor Emerging Asia is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Advisor Emerging Asia, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Advisor Emerging Asia is a party or by which Advisor Emerging Asia is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Advisor Emerging Asia is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Advisor Emerging Asia at October 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to Advisor Korea together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2007. Said Statement of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) Advisor Emerging Asia has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2006 and those incurred in the ordinary course of Advisor Emerging Asia's business as an investment company since October 31, 2006;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Advisor Emerging Asia of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(i) Advisor Emerging Asia has filed or will file all federal and state tax returns which, to the knowledge of Advisor Emerging Asia's officers, are required to be filed by Advisor Emerging Asia and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Advisor Emerging Asia's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) Advisor Emerging Asia has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on October 31, 2008;

(k) As of the Closing Date, the shares of beneficial interest of Advisor Emerging Asia to be issued to Advisor Korea will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by Advisor Emerging Asia, and no shareholder of Advisor Emerging Asia will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Advisor Emerging Asia, and this Agreement constitutes a valid and binding obligation of Advisor Emerging Asia enforceable in accordance with its terms, subject to approval by the shareholders of Advisor Korea;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Advisor Emerging Asia, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to Advisor Emerging Asia, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Advisor Emerging Asia Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of Advisor Emerging Asia have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of Advisor Korea and to the other terms and conditions contained herein, Advisor Korea agrees to assign, sell, convey, transfer, and deliver to Advisor Emerging Asia as of the Closing Date all of the assets of Advisor Korea of every kind and nature existing on the Closing Date. Advisor Emerging Asia agrees in exchange therefor: (i) to assume all of Advisor Korea's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to Advisor Korea the number of full and fractional shares of Advisor Emerging Asia having an aggregate net asset value equal to the value of the assets of Advisor Korea transferred hereunder, less the value of the liabilities of Advisor Korea, determined as provided for under Section 4.

(b) The assets of Advisor Korea to be acquired by Advisor Emerging Asia shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Advisor Korea, and any deferred or prepaid expenses shown as an asset on the books of Advisor Korea on the Closing Date. Advisor Korea will pay or cause to be paid to Advisor Emerging Asia any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Advisor Emerging Asia hereunder, and Advisor Emerging Asia will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of Advisor Korea to be assumed by Advisor Emerging Asia shall include (except as otherwise provided for herein) all of Advisor Korea's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Advisor Korea agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Advisor Korea will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Advisor Emerging Asia Shares in exchange for such shareholders' shares of beneficial interest in Advisor Korea and Advisor Korea will be liquidated in accordance with Advisor Korea's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Advisor Emerging Asia's share transfer books in the names of the Advisor Korea shareholders and transferring the Advisor Emerging Asia Shares thereto. Each Advisor Korea shareholder's account shall be credited with the respective pro rata number of full and fractional Advisor Emerging Asia Shares due that shareholder. All outstanding Advisor Korea shares, including any represented by certificates, shall simultaneously be canceled on Advisor Korea's share transfer records. Advisor Emerging Asia shall not issue certificates representing the Advisor Emerging Asia Shares in connection with the Reorganization.

(e) Any reporting responsibility of Advisor Korea is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Advisor Emerging Asia Shares in a name other than that of the registered holder on Advisor Korea's books of the Advisor Korea shares constructively exchanged for the Advisor Emerging Asia Shares shall be paid by the person to whom such Advisor Emerging Asia Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, Advisor Emerging Asia will deliver to Advisor Korea the number of Advisor Emerging Asia Shares having an aggregate net asset value equal to the value of the assets of Advisor Korea transferred hereunder less the liabilities of Advisor Korea, determined as provided in this Section 4.

(c) The net asset value per share of the Advisor Emerging Asia Shares to be delivered to Advisor Korea, the value of the assets of Advisor Korea transferred hereunder, and the value of the liabilities of Advisor Korea to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Advisor Emerging Asia Shares shall be computed in the manner set forth in the then-current Advisor Emerging Asia Prospectus and Statement of Additional Information, and the value of the assets and liabilities of Advisor Korea shall be computed in the manner set forth in the then-current Advisor Korea Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for Advisor Korea and Advisor Emerging Asia.

5. FEES; EXPENSES.

(a) Advisor Korea shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed each class's expense cap, in effect since February 1, 2005. Expenses exceeding each class's expense cap, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities). Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Advisor Emerging Asia will be borne by Advisor Emerging Asia provided that they do not exceed each class's expense cap, in effect since February 1, 2005. Expenses exceeding each class's expense cap, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Each of Advisor Emerging Asia and Advisor Korea represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on December 7, 2007, or at some other time, date, and place agreed to by Advisor Korea and Advisor Emerging Asia (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of Advisor Korea and the net asset value per share of Advisor Emerging Asia is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF ADVISOR KOREA.

(a) Advisor Korea agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to Advisor Emerging Asia as herein provided, adopting this Agreement, and authorizing the liquidation of Advisor Korea.

(b) Advisor Korea agrees that as soon as reasonably practicable after distribution of the Advisor Emerging Asia Shares, Advisor Korea shall be terminated as a series of Advisor Series VIII pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Advisor Korea shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF ADVISOR EMERGING ASIA.

(a) That Advisor Korea furnishes to Advisor Emerging Asia a statement, dated as of the Closing Date, signed by an authorized officer of Advisor Series VIII, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Advisor Korea made in this Agreement are true and correct in all material respects and that Advisor Korea has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That Advisor Korea furnishes Advisor Emerging Asia with copies of the resolutions, certified by an authorized officer of Advisor Series VIII, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Advisor Korea;

(c) That, on or prior to the Closing Date, Advisor Korea will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Advisor Korea substantially all of Advisor Korea's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That Advisor Korea shall deliver to Advisor Emerging Asia at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Advisor Korea's behalf by its Treasurer or Assistant Treasurer;

(e) That Advisor Korea's custodian shall deliver to Advisor Emerging Asia a certificate identifying the assets of Advisor Korea held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Advisor Emerging Asia; (ii) Advisor Korea's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;

(f) That Advisor Korea's transfer agent shall deliver to Advisor Emerging Asia at the Closing a certificate setting forth the number of shares of Advisor Korea outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That Advisor Korea calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Advisor Emerging Asia as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Advisor Korea;

(h) That Advisor Korea delivers to Advisor Emerging Asia a certificate of an authorized officer of Advisor Series VIII, dated as of the Closing Date, that there has been no material adverse change in Advisor Korea's financial position since October 31, 2006, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of Advisor Korea shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Advisor Korea or its transfer agent by Advisor Emerging Asia or its agents shall have revealed otherwise, Advisor Korea shall have taken all actions that in the opinion of Advisor Emerging Asia are necessary to remedy any prior failure on the part of Advisor Korea to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF ADVISOR KOREA.

(a) That Advisor Emerging Asia shall have executed and delivered to Advisor Korea an Assumption of Liabilities, certified by an authorized officer of Advisor Series VIII, dated as of the Closing Date pursuant to which Advisor Emerging Asia will assume all of the liabilities of Advisor Korea existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That Advisor Emerging Asia furnishes to Advisor Korea a statement, dated as of the Closing Date, signed by an authorized officer of Advisor Series VIII, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Advisor Emerging Asia made in this Agreement are true and correct in all material respects, and Advisor Emerging Asia has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That Advisor Korea shall have received an opinion of Dechert LLP, counsel to Advisor Korea and Advisor Emerging Asia, to the effect that the Advisor Emerging Asia Shares are duly authorized and upon delivery to Advisor Korea as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Advisor Emerging Asia (except as disclosed in Advisor Emerging Asia's Statement of Additional Information) and no shareholder of Advisor Emerging Asia has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF ADVISOR EMERGING ASIA AND ADVISOR KOREA.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Advisor Korea;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by Advisor Emerging Asia or Advisor Korea to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Advisor Emerging Asia or Advisor Korea, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Advisor Emerging Asia and Advisor Korea, threatened by the Commission; and

(f) That Advisor Emerging Asia and Advisor Korea shall have received an opinion of Dechert LLP satisfactory to Advisor Emerging Asia and Advisor Korea that for federal income tax purposes:

(i) The acquisition by Advisor Emerging Asia of substantially all of the assets of Advisor Korea in exchange solely for Advisor Emerging Asia shares and the assumption by Advisor Emerging Asia of all liabilities of Advisor Korea followed by the distribution of Advisor Emerging Asia shares to the Advisor Korea shareholders in exchange for their Advisor Korea shares in complete liquidation and termination of Advisor Korea will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Advisor Korea will recognize no gain or loss upon the transfer of substantially all of its assets to Advisor Emerging Asia in exchange solely for Advisor Emerging Asia shares and the assumption by Advisor Emerging Asia of all liabilities of Advisor Korea, except that Advisor Korea may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Advisor Korea will recognize no gain or loss upon the distribution to its shareholders of the Advisor Emerging Asia shares received by Advisor Korea in the Reorganization;

(iv) Advisor Emerging Asia will recognize no gain or loss upon the receipt of the assets of Advisor Korea in exchange solely for Advisor Emerging Asia shares and the assumption of all liabilities of Advisor Korea;

(v) The adjusted basis to Advisor Emerging Asia of the assets of Advisor Korea received by Advisor Emerging Asia in the Reorganization will be the same as the adjusted basis of those assets in the hands of Advisor Korea immediately before the exchange;

(vi) Advisor Emerging Asia's holding periods with respect to the assets of Advisor Korea that Advisor Emerging Asia acquires in the Reorganization will include the respective periods for which those assets were held by Advisor Korea (except where investment activities of Advisor Emerging Asia have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Advisor Korea shareholders will recognize no gain or loss upon receiving Advisor Emerging Asia shares in exchange solely for Advisor Korea shares;

(viii) The aggregate basis of the Advisor Emerging Asia shares received by an Advisor Korea shareholder in the Reorganization will be the same as the aggregate basis of the Advisor Korea shares surrendered by the Advisor Korea shareholder in exchange therefor; and

(ix) An Advisor Korea shareholder's holding period for the Advisor Emerging Asia shares received by the Advisor Korea shareholder in the Reorganization will include the holding period during which the Advisor Korea shareholder held Advisor Korea shares surrendered in exchange therefor, provided that the Advisor Korea shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither Advisor Korea nor Advisor Emerging Asia may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF ADVISOR EMERGING ASIA AND ADVISOR KOREA.

(a) Advisor Emerging Asia and Advisor Korea each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) Advisor Korea covenants that it is not acquiring the Advisor Emerging Asia Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) Advisor Korea covenants that it will assist Advisor Emerging Asia in obtaining such information as Advisor Emerging Asia reasonably requests concerning the beneficial ownership of Advisor Korea's shares; and

(d) Advisor Korea covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law and after the Closing Date, Advisor Korea will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

Advisor Emerging Asia and Advisor Korea may terminate this Agreement by mutual agreement. In addition, either Advisor Emerging Asia or Advisor Korea may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of Advisor Korea or Advisor Emerging Asia, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Advisor Emerging Asia or Advisor Korea; provided, however, that following the shareholders' meeting called by Advisor Korea pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Advisor Emerging Asia Shares to be paid to Advisor Korea shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

The following information replaces the similar information found in the 3rd bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 25.

  Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 30.

The CDSC may be waived on the redemption of shares (applies to Class A, Class B, Class C and Class T, unless otherwise noted):

A form may be required.

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

AEA-07-01 May 18, 2007
1.725513.126

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Advisor

Emerging Asia

Fund

Class A

(Fund 756)

Class T

(Fund 760)

Class B

(Fund 757)

Class C

(Fund 758)

Prospectus

December 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
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Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Emerging Asia Fund seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Asian countries with emerging markets as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Asia. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

Prior to June 16, 1999, the fund operated as Fidelity® Advisor Emerging Asia Fund, Inc. (Closed-End Fund), a closed-end fund. The Closed-End Fund commenced operations on March 25, 1994 and had the same investment objective and substantially similar investment policies as the fund. On June 15, 1999, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. Class T, Class B, and Class C shares were not offered prior to June 16, 1999. The returns presented below for periods prior to June 16, 1999 do not reflect Class A's, Class T's, Class B's, or Class C's total expenses. If the effect of Class A's, Class T's, Class B's, and Class C's total expenses were reflected, returns may be lower than those shown because Class A, Class T, Class B, and Class C shares of the fund may have higher total expenses than the Closed-End Fund.

Prospectus

Fund Summary - continued

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Class A, and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

The returns in the chart do not include the effect of Class A's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor Emerging Asia - Class A
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	19.09%	-33.22%	-1.58%	77.34%	-37.01%	-5.66%	-12.37%	41.34%	13.05%	31.68%



During the periods shown in the chart for Class A of Advisor Emerging Asia:	Returns	Quarter ended
Highest Quarter Return	 37.20%	June 30, 1999
Lowest Quarter Return	 -27.62%	June 30, 1998
Year-to-Date Return	 17.20%	September 30, 2006

Returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class A's total expenses, including 12b-1 fee, had been reflected, returns may have been lower.

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Prospectus

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 yearsA
Advisor Emerging Asia
Class A - Return Before Taxes	 24.11%	 10.39%	 3.67%
 Return After Taxes on Distributions	 21.43%	 9.89%	 3.30%
 Return After Taxes on Distributions and Sale of Fund Shares	 16.35%	 8.84%	 3.00%
Class T - Return Before Taxes	 26.82%	 10.62%	 3.74%
Class B - Return Before Taxes	 25.69%	 10.59%	 3.76%
Class C - Return Before Taxes	 29.62%	 10.86%	 3.76%
MSCI® All Country Asia ex Japan Index (reflects no deduction for fees, expenses, or taxes)	 23.17%	 13.44%	 1.96%
LipperSM Pacific Region ex Japan Funds Average (reflects no deduction for sales charges or taxes)	 27.88%	 15.93%	 6.36%

A Returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class A's Class T's, Class B's, and Class C's total expenses, including 12b-1 fees, had been reflected, returns may have been lower.

Morgan Stanley Capital InternationalSM  All Country (MSCI® AC) Asia ex Japan Index is a market capitalization-weighted index of stocks domiciled in various Asian markets, excluding Japan. The index is designed to measure equity market performance in Asia, except for Japan, and excludes certain market segments unavailable to U.S. based investors.

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class do not reflect the effect of any voluntary expense reimbursements or reduction of certain expenses during the period.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I
Sales charge (load) on reinvested distributions	None	None	None	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)E	1.50%	1.50%	1.50%	1.50%

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.77%	0.86%	0.88%	0.75%
Total annual class operating expensesA	1.73%	2.07%	2.59%	2.46%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Emerging Asia	1.50%	2/1/05	1.75%	2/1/05	2.25%	2/1/05	2.25%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 741	$ 741	$ 553	$ 553	$ 762	$ 262	$ 349	$ 249
3 years	$ 1,089	$ 1,089	$ 976	$ 976	$ 1,105	$ 805	$ 767	$ 767
5 years	$ 1,460	$ 1,460	$ 1,425	$ 1,425	$ 1,575	$ 1,375	$ 1,311	$ 1,311
10 years	$ 2,499	$ 2,499	$ 2,666	$ 2,666	$ 2,617A	$ 2,617A	$ 2,796	$ 2,796

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Emerging Asia Fund seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. Asian emerging market issuers are those issuers located in an Asian country with an emerging market. Asian countries with emerging markets include Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, the People's Republic of China, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Asian countries with emerging markets. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Asian countries with emerging markets as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

Special Considerations regarding Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, rising unemployment, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Prospectus

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Advisor Emerging Asia Fund seeks long-term capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Advisor Emerging Asia Fund normally invests at least 80% of its assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.

Country or Geographic Region

FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of the fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Prospectus

Shareholder Information - continued

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus. In addition to these policies, the fund imposes a short-term redemption fee on redemptions from the fund which is discussed in "Selling Shares."

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

Prospectus

Shareholder Information - continued

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B or Class C, the price to buy one share is the class's NAV. Class B or Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Prospectus

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to buy shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next offering price or NAV, as applicable, calculated after the order is received by the authorized intermediary or mutual fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Prospectus

Shareholder Information - continued

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically

To Open an Account

  Not available.

To Add to an Account

  Use Fidelity Advisor Systematic Investment Program.
  Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity fund that offers Advisor classes of shares.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is the class's NAV, minus the short-term redemption fee, if applicable, and any applicable CDSC.

If you sell your shares after holding them less than 90 days, a 1.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund as long as the money never leaves the fund; and (iii) redemptions in kind.

The fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions related to death or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

Prospectus

Shareholder Information - continued

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Any applicable CDSC is calculated based on your original redemption amount (before deducting any applicable redemption fee).

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to sell shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, and any applicable CDSC, after the order is received by the authorized intermediary or mutual fund.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;

Prospectus

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically
  Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.
  Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A, Class T, Class B, or Class C account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

Prospectus

As a Class T shareholder, you have the privilege of exchanging Class T shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Shareholder Information - continued

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

To direct distributions from a Fidelity Defined Trust to Class T of a Fidelity fund that offers Advisor classes of shares.
Minimum Initial Not Applicable	Minimum Additional Not Applicable

Procedures

  To set up for a new or existing account, call your investment professional or call Fidelity at the appropriate number found in "General Information" for the appropriate enrollment form.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Fidelity Advisor Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares or from Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum $100		Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Class A, Class T, Class B, or Class C account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A and Class T: Monthly, quarterly, or semi-annually Class B and Class C: Monthly or quarterly

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.
  Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.
  Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

Prospectus

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

Prospectus

Shareholder Information - continued

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, and any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. Currently, FIIA has day-to-day responsibility for choosing investments for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Prospectus

Fund Services - continued

Kevin Chang is Vice President and manager of Advisor Emerging Asia, which he has managed since September 2004. Since joining Fidelity Investments in 1995, Mr. Chang has worked as a research analyst and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Chang.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For October 2006, the group fee rate was 0.26%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended October 31, 2006, was 0.71% of the fund's average net assets.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended October 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

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FDC distributes each class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, or Class C shares.

FDC collects the sales charge.

As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, or Class C shares.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	 5.75%	 6.10%	 5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $3,999,999	 None	 None	 1.00%
$4,000,000 to $24,999,999	 None	 None	 0.50%
$25,000,000 or more	 None	 None	 0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	1.00%
1 year to less than 2 years	0.50%
2 years or more	0.00%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

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Fund Services - continued

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	 None	 None	 0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

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Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Advisor Diversified Stock Fund and Destiny® II, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your Letter with Fidelity within 90 days of the start of your purchases toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

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Fund Services - continued

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

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Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

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Fund Services - continued

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

5. Purchased by the Fidelity Investments Charitable Gift Fund;

6. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

7. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

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5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

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Fund Services - continued

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans);

4. Purchased by the Fidelity Investments Charitable Gift Fund; or

5. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined. (To determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase.)

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (except Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs; or

4. Through the Fidelity Advisor Systematic Withdrawal Program;

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan); or

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

You may be required to submit a waiver form with these transactions.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Information on sales charge reductions and waivers, including CDSC waivers, is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

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Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

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Fund Services - continued

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

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In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of each class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services. FMR, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class T, Class B, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

Fund Services - continued

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Advisor Emerging Asia - Class A

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.70	$ 13.96	$ 13.07	$ 9.89	$ 9.15
Income from Investment Operations
Net investment income (loss) C 	 .22	 .18	 .03	 .07	 (.02)
Net realized and unrealized gain (loss) 	 6.10	 3.61	 1.00 H	 3.11	 .76
Total from investment operations 	 6.32	 3.79	 1.03	 3.18	 .74
Distributions from net investment income 	 (.16)	 -	 (.15)	 -	 -
Distributions from net realized gain 	 (1.39)	 (.05)	 -	 -	 -
Total distributions 	 (1.55)	 (.05)	 (.15)	 -	 -
Redemption fees added to paid in capital C 	 .01	 - G	 .01	 -	 -
Net asset value, end of period 	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89
Total Return A, B 	 38.02%	 27.23%	 8.01% H	 32.15%	 8.09%
Ratios to Average Net Assets D, F
Expenses before reductions 	 1.73%	 1.90%	 2.24%	 2.81%	 2.56%
Expenses net of fee waivers, if any 	 1.50%	 1.61%	 2.00%	 2.02%	 2.00%
Expenses net of all reductions 	 1.39%	 1.55%	 1.99%	 2.02%	 1.98%
Net investment income (loss) 	 1.08%	 1.08%	 .21%	 .70%	 (.17)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 55,790	$ 30,782	$ 21,099	$ 24,161	$ 18,314
Portfolio turnover rate E 	 77%	 66%	 232%	 172%	 121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Prospectus

Appendix - continued

Advisor Emerging Asia - Class T

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.45	$ 13.80	$ 12.92	$ 9.81	$ 9.09
Income from Investment Operations
Net investment income (loss) C 	 .17	 .14	 - G	 .05	 (.05)
Net realized and unrealized gain (loss) 	 6.01	 3.56	 .99 H	 3.06	 .77
Total from investment operations 	 6.18	 3.70	 .99	 3.11	 .72
Distributions from net investment income 	 (.12)	 -	 (.12)	 -	 -
Distributions from net realized gain 	 (1.39)	 (.05)	 -	 -	 -
Total distributions 	 (1.51)	 (.05)	 (.12)	 -	 -
Redemption fees added to paid in capital C 	 .01	 - G	 .01	 -	 -
Net asset value, end of period 	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81
Total Return A, B 	 37.69%	 26.89%	 7.78% H	 31.70%	 7.92%
Ratios to Average Net Assets D, F
Expenses before reductions 	 2.07%	 2.27%	 2.76%	 3.43%	 3.16%
Expenses net of fee waivers, if any 	 1.75%	 1.84%	 2.25%	 2.27%	 2.25%
Expenses net of all reductions 	 1.64%	 1.79%	 2.24%	 2.26%	 2.23%
Net investment income (loss) 	 .83%	 .85%	 (.04)%	 .45%	 (.42)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 28,850	$ 14,074	$ 7,658	$ 4,982	$ 4,347
Portfolio turnover rate E 	 77%	 66%	 232%	 172%	 121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Prospectus

Advisor Emerging Asia - Class B

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 16.94	$ 13.46	$ 12.64	$ 9.63	$ 8.97
Income from Investment Operations
Net investment income (loss) C 	 .06	 .06	 (.07)	 (.01)	 (.10)
Net realized and unrealized gain (loss) 	 5.84	 3.47	 .96 H	 3.02	 .76
Total from investment operations 	 5.90	 3.53	 .89	 3.01	 .66
Distributions from net investment income 	 (.04)	 -	 (.08)	 -	 -
Distributions from net realized gain 	 (1.39)	 (.05)	 -	 -	 -
Total distributions 	 (1.43)	 (.05)	 (.08)	 -	 -
Redemption fees added to paid in capital C 	 .01	 - G	 .01	 -	 -
Net asset value, end of period 	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63
Total Return A, B 	 36.99%	 26.31%	 7.14% H	 31.26%	 7.36%
Ratios to Average Net Assets D, F
Expenses before reductions 	 2.59%	 2.75%	 3.19%	 3.87%	 3.63%
Expenses net of fee waivers, if any 	 2.25%	 2.35%	 2.75%	 2.77%	 2.75%
Expenses net of all reductions 	 2.14%	 2.29%	 2.74%	 2.77%	 2.73%
Net investment income (loss) 	 .33%	 .34%	 (.54)%	 (.05)%	 (.92)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 18,985	$ 11,504	$ 7,065	$ 5,157	$ 2,787
Portfolio turnover rate E 	 77%	 66%	 232%	 172%	 121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Prospectus

Appendix - continued

Advisor Emerging Asia - Class C

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 16.94	$ 13.46	$ 12.65	$ 9.64	$ 8.98
Income from Investment Operations
Net investment income (loss) C 	 .06	 .06	 (.07)	 (.01)	 (.10)
Net realized and unrealized gain (loss) 	 5.84	 3.47	 .96 H	 3.02	 .76
Total from investment operations 	 5.90	 3.53	 .89	 3.01	 .66
Distributions from net investment income 	 (.07)	 -	 (.09)	 -	 -
Distributions from net realized gain 	 (1.39)	 (.05)	 -	 -	 -
Total distributions 	 (1.46)	 (.05)	 (.09)	 -	 -
Redemption fees added to paid in capital C 	 .01	 - G	 .01	 -	 -
Net asset value, end of period 	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64
Total Return A, B 	 37.02%	 26.31%	 7.14% H	 31.22%	 7.35%
Ratios to Average Net Assets D, F
Expenses before reductions 	 2.46%	 2.67%	 3.02%	 3.70%	 3.53%
Expenses net of fee waivers, if any 	 2.25%	 2.34%	 2.75%	 2.77%	 2.75%
Expenses net of all reductions 	 2.14%	 2.28%	 2.74%	 2.76%	 2.73%
Net investment income (loss) 	 .33%	 .35%	 (.54)%	 (.05)%	 (.92)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 33,047	$ 13,291	$ 6,484	$ 4,581	$ 2,220
Portfolio turnover rate E 	 77%	 66%	 232%	 172%	 121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03855

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Advisor Money Line, Directed Dividends, and Destiny are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.713483.109 AEA-pro-1206

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Advisor

Emerging Asia

Fund

Institutional Class

(Fund 759)

Prospectus

December 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Emerging Asia Fund seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Asian countries with emerging markets as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Asia. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

Prior to June 16, 1999, the fund operated as Fidelity® Advisor Emerging Asia Fund, Inc. (Closed-End Fund), a closed-end fund. The Closed-End Fund commenced operations on March 25, 1994 and had the same investment objective and substantially similar investment policies as the fund. On June 15, 1999, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. Institutional Class shares were not offered prior to June 16, 1999. The returns presented below for periods prior to June 16, 1999 do not reflect Institutional Class's total expenses. If the effect of Institutional Class's total expenses were reflected, returns may be lower than those shown because Institutional Class shares of the fund may have higher total expenses than the Closed-End Fund.

Prospectus

Fund Summary - continued

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Institutional Class, and compares Institutional Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Advisor Emerging Asia - Institutional Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	19.09%	-33.22%	-1.58%	77.53%	-36.76%	-5.55%	-12.20%	41.62%	13.35%	32.02%



During the periods shown in the chart for Institutional Class of Advisor Emerging Asia:	Returns	Quarter ended
Highest Quarter Return	 37.29%	June 30, 1999
Lowest Quarter Return	 -27.62%	June 30, 1998
Year-to-Date Return	 17.33%	September 30, 2006

Returns prior to June 16, 1999 are those of the Closed-End Fund. If Institutional Class's total expenses had been reflected, returns may have been lower.

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 yearsA
Advisor Emerging Asia
Institutional Class - Return Before Taxes	 32.02%	 11.94%	 4.44%
 Return After Taxes on Distributions	 29.10%	 11.42%	 4.06%
 Return After Taxes on Distributions and Sale of Fund Shares	 21.52%	 10.21%	 3.69%
MSCI® All Country Asia ex Japan Index (reflects no deduction for fees, expenses, or taxes)	 23.17%	 13.44%	 1.96%
LipperSM Pacific Region ex Japan Funds Average (reflects no deduction for sales charges or taxes)	 27.88%	 15.93%	 6.36%

A Returns prior to June 16, 1999 are those of the Closed-End Fund. If Institutional Class's total expenses had been reflected, returns may have been lower.

Morgan Stanley Capital InternationalSM  All Country (MSCI® AC) Asia ex Japan Index is a market capitalization-weighted index of stocks domiciled in various Asian markets, excluding Japan. The index is designed to measure equity market performance in Asia, except for Japan, and excludes certain market segments unavailable to U.S. based investors.

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any voluntary expense reimbursements or reduction of certain expenses during the period.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)A	1.50%

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.70%
Total annual class operating expensesA	1.41%

A Effective February 1, 2005, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 144
3 years	$ 446
5 years	$ 771
10 years	$ 1,691

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Emerging Asia Fund seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. Asian emerging market issuers are those issuers located in an Asian country with an emerging market. Asian countries with emerging markets include Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, the People's Republic of China, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Asian countries with emerging markets. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Asian countries with emerging markets as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

Special Considerations regarding Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, rising unemployment, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Prospectus

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Advisor Emerging Asia Fund seeks long-term capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Advisor Emerging Asia Fund normally invests at least 80% of its assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.

Country or Geographic Region

FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Institutional Class shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of the fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

Prospectus

Shareholder Information - continued

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus. In addition to these policies, the fund imposes a short-term redemption fee on redemptions from the fund which is discussed in "Selling Shares."

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

Prospectus

Shareholder Information - continued

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity; and

7. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs.

Prospectus

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to buy shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or mutual fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Prospectus

Shareholder Information - continued

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Advisor Systematic Investment Program.

Selling Shares

The price to sell one share of Institutional Class is the class's NAV, minus the short-term redemption fee, if applicable.

If you sell your shares after holding them less than 90 days, a 1.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund as long as the money never leaves the fund; and (iii) redemptions in kind.

The fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions related to death or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

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Shareholder Information - continued

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to sell shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or mutual fund.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or

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  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically	Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Institutional Class account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

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However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

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Shareholder Information - continued

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Institutional Class account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

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Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

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Shareholder Information - continued

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

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2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

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Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. Currently, FIIA has day-to-day responsibility for choosing investments for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 27, 2006, FIJ had approximately $33.7 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

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Fund Services - continued

Kevin Chang is Vice President and manager of Advisor Emerging Asia, which he has managed since September 2004. Since joining Fidelity Investments in 1995, Mr. Chang has worked as a research analyst and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Chang.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For October 2006, the group fee rate was 0.26%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended October 31, 2006, was 0.71% of the fund's average net assets.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended October 31, 2006.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

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Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers, may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of Institutional Class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Institutional Class. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

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Appendix

Financial Highlights

The financial highlights table is intended to help you understand Institutional Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.97	$ 14.13	$ 13.20	$ 9.97	$ 9.21
Income from Investment Operations
Net investment income (loss) B 	 .27	 .24	 .06	 .10	 .01
Net realized and unrealized gain (loss) 	 6.19	 3.65	 1.01 G	 3.13	 .75
Total from investment operations 	 6.46	 3.89	 1.07	 3.23	 .76
Distributions from net investment income 	 (.21)	 -	 (.15)	 -	 -
Distributions from net realized gain 	 (1.39)	 (.05)	 -	 -	 -
Total distributions 	 (1.60)	 (.05)	 (.15)	 -	 -
Redemption fees added to paid in capital B 	 .01	 -F	 .01	 -	 -
Net asset value, end of period 	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97
Total Return A 	 38.28%	 27.61%	 8.24% G	 32.40%	 8.25%
Ratios to Average Net Assets C, E
Expenses before reductions 	 1.41%	 1.52%	 2.11%	 2.55%	 2.18%
Expenses net of fee waivers, if any 	 1.25%	 1.29%	 1.75%	 1.77%	 1.75%
Expenses net of all reductions 	 1.14%	 1.24%	 1.74%	 1.77%	 1.73%
Net investment income (loss) 	 1.33%	 1.40%	 .46%	 .94%	 .08%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,086	$ 4,791	$ 452	$ 1,538	$ 674
Portfolio turnover rate D 	 77%	 66%	 232%	 172%	 121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

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Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03855

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Advisor Money Line, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.713487.110 AEAI-pro-1206

Fidelity Advisor Korea Fund
Fidelity Advisor Emerging Asia Fund

(Funds of Fidelity Advisor Series VIII)

STATEMENT OF ADDITIONAL INFORMATION

August 20, 2007

This Statement of Additional Information (SAI), relates to the proposed acquisition of Fidelity Advisor Korea Fund (Advisor Korea) by Fidelity Advisor Emerging Asia Fund (Advisor Emerging Asia), both funds of Fidelity Advisor Series VIII. This SAI contains information which may be of interest to shareholders but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Advisor Emerging Asia will acquire all of the assets of Advisor Korea and assume all of Advisor Korea's liabilities, in exchange solely for shares of beneficial interest in Advisor Emerging Asia.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1. The Prospectus (Class A, Class T, Class B, and Class C) of Advisor Korea dated December 30, 2006, and supplemented May 18, 2007, which was previously filed via EDGAR (Accession No. 0000729218-06-000105).

2. The Prospectus (Institutional Class) of Advisor Korea dated December 30, 2006, and supplemented March 26, 2007, which was previously filed via EDGAR (Accession No. 0000729218-06-000105).

3. The Prospectus (Class A, Class T, Class B, and Class C) of Advisor Emerging Asia dated December 30, 2006, and supplemented May 18, 2007, which was previously filed via EDGAR (Accession No. 0000729218-06-000105).

4. The Prospectus (Institutional Class) of Advisor Emerging Asia dated December 30, 2006, which was previously filed via EDGAR (Accession No. 0000729218-06-000105).

5. The Statement of Additional Information of Advisor Korea and Advisor Emerging Asia dated December 30, 2006, and supplemented April 2, 2007, which was previously filed via EDGAR (Accession No. 0000729218-06-000105).

6. The Financial Statements included in the Annual Reports of Advisor Korea for the fiscal year ended October 31, 2006, which were previously filed via EDGAR (Accession No. 0000795422-06-000114).

7. The Financial Statements included in the Annual Reports of Advisor Emerging Asia for the fiscal year ended October 31, 2006, which were previously filed via EDGAR (Accession No. 0000795422-06-000114).

8. The Unaudited Financial Statements included in the Semiannual Reports of Advisor Korea for the fiscal period ended April 30, 2007, which were previously filed via EDGAR (Accession No. 0000729218-07-000048).

9. The Unaudited Financial Statements included in the Semiannual Reports of Advisor Emerging Asia for the fiscal period ended April 30, 2007, which was previously filed via EDGAR (Accession No. 0000729218-07-000048).

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Advisor Series VIII: Advisor Emerging Asia Fund and
Advisor Series VIII: Advisor Korea Fund
Pro Forma Combining Statement of Assets and Liabilities
12 Months Ended April 30, 2007 (Unaudited)

	Acquiring Fund	Target Fund
	Advisor Emerging Asia Fund	Advisor Korea Fund			Pro Forma		Pro Forma
				Combined	Adjustments	(Notes)	Combined
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers	$193,449,268	$58,501,721		$251,950,989	$-		$251,950,989
Fidelity Central Funds	7,232,291	1,634,564		8,866,855	-		8,866,855
Foreign currency held at value	191,386	-		191,386	-		191,386
Receivable for investments sold	1,457,795	2,303,093		3,760,888	-		3,760,888
Receivable for fund shares sold	529,238	24,090		553,328	-		553,328
Dividends receivable	418,892	11,586		430,478	-		430,478
Distributions receivable from Fidelity Central Funds	25,048	5,010		30,058	-		30,058
Prepaid expense	-	315		315	-		315
Receivable from investment adviser for expense reductions	401	34,837		35,238	-		35,238
Other receivables	359,582	10,365		369,947	-		369,947
Total assets	203,663,901	62,525,581		266,189,482	-		266,189,482

Liabilities
Payable for investments purchased	976,610	3,010,172		3,986,782	-		3,986,782
Payable for fund shares redeemed	584,796	206,919		791,715	-		791,715
Accrued management fee	137,389	39,724		177,113	-		177,113
Distribution fees payable	92,400	24,487		116,887	-		116,887
Other affiliated payables	50,896	14,972		65,868	-		65,868
Other payables and accrued expenses	95,201	89,429	(b)	184,630	-		184,630
Total liabilities	1,937,292	3,385,703		5,322,995	-		5,322,995

Net Assets	201,726,609	59,139,878		260,866,487	-		260,866,487

Net Assets consist of:
Paid in capital	143,134,223	37,129,409		180,263,632	-		180,263,632
Undistributed (Distributions in excess of) Net Investment Income	318,796	(122,681)		196,115	-		196,115
Accumulated undistributed net realized gain (loss) on investments	12,962,898	2,436,689		15,399,587	-		15,399,587
Net unrealized appreciation (depreciation) on investments	45,310,692	19,696,461		65,007,153	-		65,007,153
Net Assets	201,726,609	59,139,878		260,866,487	-		260,866,487

Book cost of unaffiliated investment securities	148,170,566	38,802,178		186,972,744	-		186,972,744
Book cost of Fidelity Central Funds	7,232,291	1,634,564		8,866,855	-		8,866,855
Total Book Cost	155,402,857	40,436,742		195,839,599	-		195,839,599
Foreign currency at cost	191,386	-		191,386	-		191,386

Net Assets consist of:

Class A:	$81,263,232	$31,046,258		$112,309,490			$112,309,490
Net Asset Value and redemption price per share	25.62	28.39			25.62		25.62
Shares outstanding	3,172,030	1,093,423		4,265,453	118,375	(a)	4,383,828
Maximum offering price per share (100/94.25 ) of $25.62 and $28.39	27.18	30.12					27.18

Class T:	$39,546,367	$5,396,358		$44,942,725			$44,942,725
Net Asset Value and redemption price per share	25.19	27.98			25.19		25.19
Shares outstanding	1,569,812	192,866		1,762,678	21,360	(a)	1,784,038
Maximum offering price per share (100/96.50) of $25.19 and $27.98	26.10	28.99					26.10

Class B:	$25,541,040	$8,602,093		$34,143,133			$34,143,133
Net Asset Value and offering price per share	24.35	27.15			24.35		24.35
Shares outstanding	1,048,766	316,826		1,365,592	36,443	(a)	1,402,035

Class C:	$47,012,283	$10,481,020		$57,493,303			$57,493,303
Net Asset Value and offering price per share	24.29	27.20			24.29		24.29
Shares outstanding	1,935,227	385,385		2,320,612	46,110	(a)	2,366,722

Institutional Class:	$8,363,687	$3,614,149		$11,977,836			$11,977,836
Net Asset Value, offering price and redemption price per share	26.05	28.82			26.05		26.05
Shares outstanding	321,062	125,390		446,452	13,349	(a)	459,801

(a) Reflects the conversion of Fidelity Advisor Korea Fund shares.

(b) Target Fund's other payables and accrued expenses include estimated one time costs associated with fund's reorganization proxy statement/prospectus costs of $15,000 and associated Legal Fees estimated at $8,000. If the shareholders do not approve the reorganization, these charges will not be incurred by the fund.

Advisor Series VIII: Advisor Emerging Asia Fund and
Advisor Series VIII: Advisor Korea Fund
Pro Forma Combining Statement of Operations
12 Months Ended April 30, 2007 (Unaudited)

	Acquiring Fund	Target Fund
	Advisor Emerging Asia Fund	Advisor Korea Fund		Pro Forma		Pro Forma
			Combined	Adjustments		Combined
Investment Income
Dividends	$4,010,177	$1,054,892	$5,065,069	$-		$5,065,069
Interest	111	354	465	-		465
Income from Fidelity Central Funds	336,638	78,657	415,295	-		415,295
	4,346,926	1,133,903	5,480,829	-		5,480,829
Less Foreign taxes withheld	(436,270)	(166,900)	(603,170)	-		(603,170)
Total Income	3,910,656	967,003	4,877,659	-		4,877,659

Expenses

Management fee	1,092,434	498,898	1,591,332	(61,575)	(c)	1,529,757
Transfer agent fees	465,434	182,402	647,836	(38,020)	(d)	609,816
Distribution and service fees	867,558	307,584	1,175,142	-		1,175,142
Accounting fees and expenses	82,279	33,117	115,396	-		115,396
Independent trustees' compensation	484	215	699	-		699
Custodian fees and expenses	279,354	76,941	356,295	(17,280)	(d)	339,015
Registration fees	73,046	64,730	137,776	-		137,776
Audit	113,407	94,002	207,409	(82,409)	(e)	125,000
Legal	4,264	3,490	7,754	-		7,754
Miscellaneous	16,734	7,549	24,283	-		24,283
Total expenses before reductions	2,994,994	1,268,928	4,263,922	(199,284)		4,064,638
Expense reductions	(353,535)	(202,380)	(555,915)	122,618	(f)	(433,297)
Total expenses	2,641,459	1,066,548	3,708,007	(76,666)		3,631,341
Net investment income	1,269,197	(99,545)	1,169,652	76,666		1,246,318

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,687,084	3,813,945	23,501,029	-		23,501,029
Foreign currency transactions	(14,054)	(11,189)	(25,243)	-		(25,243)
Total net realized gain(loss)	19,673,030	3,802,756	23,475,786	-		23,475,786
Change in net unrealized appreciation (depreciation) on:

Investment securities	15,901,596	2,248,893	18,150,489	-		18,150,489
Assets and liabilities in foreign currencies	31,136	(4,095)	27,041	-		27,041
Total change in unrealized appreciation (depreciation)
	15,932,732	2,244,798	18,177,530	-		18,177,530
Net gain (loss)	35,605,762	6,047,554	41,653,316	-		41,653,316

Net increase (decrease) in net
assets resulting from operations	$36,874,959	$5,948,009	$42,822,968	$76,666		$42,899,634

(c) The combined Fund's management fee equals the surviving Fund's individual fund fee rate (.45%) plus the average group fee rate fee (.27%) multiplied by the combined average net assets throughout the period.
(d) Decrease in Transfer Agent expense and Custodian fees reflect Advisor Emerging Asia Fund's specific contractual rate applied to the combined fund average net assets throughout the period.
(e) Audit fee calculated based on surviving funds fee plus additional variable fees.
(f) Decrease in reimbursement reductions reflect specified voluntary reductions applied to combined average net assets for each class throughout the period.
Capitalization

The following tables show the capitalization of each Funds class' as of April 30, 2007 (unaudited) and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Acquiring Fund	Target Fund	(b)
	Advisor Emerging Asia Fund	Advisor Korea Fund		Pro Forma Combined
Class Name:

Class A
Net Assets	$81,263,232	$31,046,258		$112,309,490
Net Asset Value Per Share	25.62	28.39		25.62
Shares Outstanding	3,172,030	1,093,423		4,383,828	(a)

Class T
Net Assets	$39,546,367	$5,396,358		$44,942,725
Net Asset Value Per Share	25.19	27.98		25.19
Shares Outstanding	1,569,812	192,866		1,784,038	(a)

Class B
Net Assets	$25,541,040	$8,602,093		$34,143,133
Net Asset Value Per Share	24.35	27.15		24.35
Shares Outstanding	1,048,766	316,826		1,402,035	(a)

Class C
Net Assets	$47,012,283	$10,481,020		$57,493,303
Net Asset Value Per Share	24.29	27.20		24.29
Shares Outstanding	1,935,227	385,385		2,366,722	(a)

Institutional Class
Net Assets	$8,363,687	$3,614,149		$11,977,836
Net Asset Value Per Share	26.05	28.82		26.05
Shares Outstanding	321,062	125,390		459,801	(a)

(a) Reflects the conversion of Advisor Korea Fund class specific shares.
(b) One time costs related to the Reorganization are estimated at $23,000 (See Note B in Notes to Unaudited Pro Forma Financial Statements).

Merger of Advisor Series VIII: Advisor Emerging Asia Fund (Acquiring Fund) and Advisor Series VIII: Advisor Korea Fund (Target Fund) Pro Forma Combining Portfolio Investments as of April 30, 2007 (Unaudited)

		Acquiring Fund			Target Fund
		Advisor Emerging Asia Fund			Advisor Korea Fund			Consolidated Portfolio Listing

		%	Shares	Value	%	Shares	Value	%	Shares	Value
	Common Stocks
	Australia	1.8%			0.0%			1.4%
	Babcock & Brown Japan Property Trust		161,800	262,015		-	-		161,800	262,015
	Babcock & Brown Ltd.		50,409	1,241,213		-	-		50,409	1,241,213
	Boral Ltd.		204,031	1,433,442		-	-		204,031	1,433,442
	Dominos Pizza Australia New Zealand Ltd.		57,300	145,134		-	-		57,300	145,134
	McGuigan Simeon Wines Ltd.		276,100	573,218		-	-		276,100	573,218
	TOTAL AUSTRALIA			3,655,022						3,655,022
	Bermuda	2.0%			0.0%			1.6%
	Peace Mark Holdings Ltd.		1,310,000	1,473,688		-	-		1,310,000	1,473,688
	Ports Design Ltd.		414,000	1,164,326		-	-		414,000	1,164,326
	Samling Global Ltd.		72,000	25,219		-	-		72,000	25,219
	Sinofert Holdings Ltd.		2,740,000	1,408,083		-	-		2,740,000	1,408,083
	TOTAL BERMUDA			4,071,316						4,071,316
	Cayman Islands	2.2%			0.0%			1.7%
	Computime Group Ltd.		3,000,000	958,767		-			3,000,000	958,767
	Hutchison China Meditech Ltd.		3	9		-	-		3	9
	Kingboard Chemical Holdings Ltd.		430,500	2,019,719		-	-		430,500	2,019,719
	Lee & Man Paper Manufacturing Ltd.		500,000	1,412,583		-	-		500,000	1,412,583
	Neo-Neon Holdings Ltd.		92,000	152,891		-	-		92,000	152,891
	TOTAL CAYMAN ISLANDS			4,543,969						4,543,969
	China	15.8%			0.0%
	China Construction Bank Corp. (H Shares)		4,500,000	2,749,743		-	-	12.2%	4,500,000	2,749,743
	China International Marine Containers Co. Ltd. (B Shares)		1,038,660	2,621,031		-	-		1,038,660	2,621,031
	China Life Insurance Co. Ltd. (H Shares)		500,000	1,544,667		-	-		500,000	1,544,667
	China Merchants Bank Co. Ltd. (H Shares)		1,000,000	2,462,113		-	-		1,000,000	2,462,113
	China Merchants Bank Co. Ltd. warrants (Goldman Sachs Warrant Program) 9/14/09 (a)		19,000	47,981		-	-		19,000	47,981
	China Molybdenum Co. Ltd. (H Shares)		7,000	11,168		-	-		7,000	11,168
	China Oilfield Services Ltd. (H Shares)		3,000,000	2,561,824		-	-		3,000,000	2,561,824
	China Petroleum & Chemical Corp. (H Shares)		1,190,000	1,037,799		-	-		1,190,000	1,037,799
	China Shenhua Energy Co. Ltd. (H Shares)		700,000	1,748,535		-	-		700,000	1,748,535
	Dalian Port (PDA) Co. Ltd. (H Shares)		1,935,000	1,110,654		-	-		1,935,000	1,110,654
	Dazhong Transport Group Co. Ltd. (B Shares)		353,860	483,727		-	-		353,860	483,727
	Industrial & Commercial Bank of China		1,180,000	647,129		-	-		1,180,000	647,129
	Mindray Medical International Ltd. sponsored ADR		29,400	676,494		-	-		29,400	676,494
	Nine Dragons Paper (Holdings) Ltd.		700,000	1,426,389		-	-		700,000	1,426,389
	PetroChina Co. Ltd. (H Shares)		3,328,000	3,732,019		-	-		3,328,000	3,732,019
	Shanghai Electric (Group) Corp. (H Shares)		1,100,000	478,105		-	-		1,100,000	478,105
	Shanghai International Airport warrants:
	(Citigroup Warrant Program) 1/20/10 (c)		95,689	429,428		-	-		95,689	429,428
	(JPMorgan Warrant Program) 7/13/09 (a)(c)		19,000	86,128		-	-		19,000	86,128
	(UBS Warrant Programme) 1/15/10 (a)		270,254	1,225,081		-	-		270,254	1,225,081
	Shanghai Prime Machinery Co. Ltd. (H Shares)		3,000,000	1,261,737		-	-		3,000,000	1,261,737
	Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)		232,045	809,599		-	-		232,045	809,599
	Shenzhou International Group Holdings Ltd.		288,000	127,386		-	-		288,000	127,386
	Sina Corp. (a)		48,900	1,686,072		-	-		48,900	1,686,072
	Tencent Holdings Ltd.		400,000	1,372,954		-	-		400,000	1,372,954
	Yantai Changyu Pioneer Wine Co. (B Shares)		136,240	656,595		-	-		136,240	656,595
	Zhejiang Expressway Co. Ltd. (H Shares)		1,000,000	823,261		-	-		1,000,000	823,261
	TOTAL CHINA			31,817,619						31,817,619
	Hong Kong	15.8%			0.0%
	Bank of East Asia Ltd.		350,000	2,165,534		-	-	12.2%	350,000	2,165,534
	BOC Hong Kong Holdings Ltd.		450,000	1,112,553		-	-		450,000	1,112,553
	Cheung Kong Holdings Ltd.		290,000	3,781,376		-	-		290,000	3,781,376
	China Agri-Industries Holding Ltd.		493,000	402,717		-	-		493,000	402,717
	China Mobile (Hong Kong) Ltd.		450,000	4,050,900		-	-		450,000	4,050,900
	China Travel International Investment HK Ltd.		3,000,000	1,292,417		-	-		3,000,000	1,292,417
	CNOOC Ltd.		1,238,500	1,059,784		-	-		1,238,500	1,059,784
	Dynasty Fine Wines Group Ltd.		1,254,000	514,582		-	-		1,254,000	514,582
	Esprit Holdings Ltd.		132,500	1,617,599		-	-		132,500	1,617,599
	Fairwood Holdings Ltd. (c)		600,000	852,919		-	-		600,000	852,919
	Hang Lung Properties Ltd.		900,000	2,686,464		-	-		900,000	2,686,464
	Hang Seng Bank Ltd.		120,000	1,692,031		-	-		120,000	1,692,031
	Henderson Land Development Co. Ltd.		130,000	781,906		-	-		130,000	781,906
	Hong Kong & Shanghai Hotels Ltd.		174,000	266,476		-	-		174,000	266,476
	Hutchison Whampoa Ltd.		77,000	745,633		-	-		77,000	745,633
	Li & Fung Ltd.		1,110,000	3,490,678		-	-		1,110,000	3,490,678
	Sun Hung Kai Properties Ltd.		350,000	4,111,831		-	-		350,000	4,111,831
	Wing Hang Bank Ltd.		100,000	1,201,654		-	-		100,000	1,201,654
	TOTAL HONG KONG			31,827,054						31,827,054
	India	5.6%			0.0%			4.3%
	Aditya Birla Nuvo Ltd.		22,352	624,870		-	-		22,352	624,870
	Bharti Airtel Ltd. (a)		75,000	1,485,268		-	-		75,000	1,485,268
	Cipla Ltd.		125,000	642,435		-	-		125,000	642,435
	Educomp Solutions Ltd.		38,160	1,218,759		-	-		38,160	1,218,759
	Idea Cellular Ltd.		67,735	188,460		-	-		67,735	188,460
	IL&FS Investsmart Ltd.		63,876	280,435		-	-		63,876	280,435
	INFO Edge India Ltd.		30,454	577,732		-	-		30,454	577,732
	IVRCL Infrastructures & Projects Ltd.		65,000	507,949		-	-		65,000	507,949
	Max India Ltd. (a)		111,250	618,251		-	-		111,250	618,251
	Punjab National Bank		46,984	655,635		-	-		46,984	655,635
	Reliance Industries Ltd.		20,000	760,653		-	-		20,000	760,653
	Royal Orchid Hotels Ltd.		132,311	659,701		-	-		132,311	659,701
	Sobha Developers Ltd.		47,447	1,005,756		-	-		47,447	1,005,756
	State Bank of India		60,830	2,003,209		-	-		60,830	2,003,209
	TOTAL INDIA			11,229,113						11,229,113
	Indonesia	3.3%			0.0%			2.6%
	PT Bank Central Asia Tbk		500,000	291,707		-	-		500,000	291,707
	PT Bank International Indonesia		15,353,000	317,725		-	-		15,353,000	317,725
	PT Bank Niaga Tbk		9,648,000	892,107		-	-		9,648,000	892,107
	PT Mitra Adiperkasa Tbk		2,913,500	272,605		-	-		2,913,500	272,605
	PT Panin Life Tbk (a)		45,654,500	844,293		-	-		45,654,500	844,293
	PT Panin Life Tbk warrants 7/10/09 (a)		6,218,166	47,914		-	-		6,218,166	47,914
	PT Perusahaan Gas Negara Tbk Series B		1,800,000	2,080,474		-	-		1,800,000	2,080,474
	PT Telkomunikasi Indonesia Tbk Series B		1,713,500	1,980,496		-	-		1,713,500	1,980,496
	TOTAL INDONESIA			6,727,321						6,727,321
	Korea (South)	17.2%			98.9%			35.7%
	CDNetworks Co. Ltd. (a)		9,355	212,602		-	-		9,355	212,602
	Daewoo International Corp.		-	-		11,570	511,340		11,570	511,340
	Daewoo Securities Co. Ltd.		-	-		24,580	530,552		24,580	530,552
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.		-	-		38,270	1,544,490		38,270	1,544,490
	Dongbu Securities Co. Ltd.		41,200	706,671		-	-		41,200	706,671
	Doosan Heavy Industries & Construction Co. Ltd.		-	-		18,340	1,435,554		18,340	1,435,554
	Doosan Infracore Co. Ltd.		-	-		92,190	2,931,348		92,190	2,931,348
	GwangJu Shinsegae Co. Ltd.		5,000	854,832		-	-		5,000	854,832
	Hana Tour Service, Inc.		-	-		8,183	605,593		8,183	605,593
	Hynix Semiconductor, Inc. (a)		-	-		17,430	593,993		17,430	593,993
	Hyundai Engineering & Construction Co. Ltd. (a)		-	-		13,086	778,704		13,086	778,704
	Hyundai Heavy Industries Co. Ltd.		-	-		4,910	1,237,292		4,910	1,237,292
	Hyundai Mipo Dockyard Co. Ltd.		5,680	1,150,840		10,670	2,161,877		16,350	3,312,717
	Hyundai Mobis		-	-		7,640	612,880		7,640	612,880
	Hyundai Motor Co.		-	-		3,880	245,393		3,880	245,393
	Industrial Bank of Korea		-	-		70,460	1,410,039		70,460	1,410,039
	Kookmin Bank		45,140	4,039,578		37,090	3,319,184		82,230	7,358,762
	Korea Electric Power Corp.		-	-		29,090	1,186,275		29,090	1,186,275
	Korea Investment Holdings Co. Ltd.		-	-		13,310	784,305		13,310	784,305
	Korean Reinsurance Co.		86,000	1,094,111		-	-		86,000	1,094,111
	Kyeryong Construction Industrial Co. Ltd.		-	-		26,980	1,252,149		26,980	1,252,149
	LG Corp.		-	-		15,850	578,635		15,850	578,635
	LG Dacom Corp.		-	-		29,650	725,717		29,650	725,717
	LG Electronics, Inc.		-	-		16,150	1,077,128		16,150	1,077,128
	LG Engineering & Construction Co. Ltd.		-	-		9,470	938,974		9,470	938,974
	LG Household & Health Care Ltd.		12,000	1,597,723		13,290	1,769,479		25,290	3,367,202
	LG.Philips LCD Co. Ltd. (a)		17,170	697,932		44,880	1,824,297		62,050	2,522,229
	Lotte Chilsung Beverage Co. Ltd.		-	-		400	516,091		400	516,091
	Meritz Fire & Marine Insurance Co. Ltd.		-	-		71,400	602,884		71,400	602,884
	Meritz Securities Co. Ltd.		94,810	925,027		-	-		94,810	925,027
	NHN Corp.		16,319	2,552,558		15,808	2,472,630		32,127	5,025,188
	Osstem Implant Co. Ltd.		25,000	1,189,709		-	-		25,000	1,189,709
	POSCO		10,240	4,294,324		8,190	3,434,621		18,430	7,728,945
	PSK, Inc.		-	-		47,854	624,064		47,854	624,064
	Samsung Corp.		14,790	622,043		14,440	607,322		29,230	1,229,365
	Samsung Electronics Co. Ltd.		10,317	6,309,455		9,342	5,713,185		19,659	12,022,640
	Samsung Engineering Co. Ltd.		-	-		15,980	1,173,308		15,980	1,173,308
	Samsung Fire & Marine Insurance Co. Ltd.		10,000	1,772,629		5,750	1,019,262		15,750	2,791,891
	Samsung Techwin Co. Ltd.		-	-		45,270	1,789,982		45,270	1,789,982
	Seoul Securities Co. Ltd.		945,060	1,175,195		-	-		945,060	1,175,195
	SFA Engineering Corp.		-	-		12,266	536,109		12,266	536,109
	Shinhan Financial Group Co. Ltd.		33,960	1,904,476		34,442	1,931,507		68,402	3,835,983
	Shinsegae Co. Ltd.		-	-		2,977	2,025,624		2,977	2,025,624
	Simm Tech Co. Ltd.		-	-		60,678	634,886		60,678	634,886
	SK Corp.		-	-		11,280	1,228,688		11,280	1,228,688
	SK Securities Co. Ltd.		400,000	651,456		-	-		400,000	651,456
	SK Telecom Co. Ltd.		-	-		1,970	415,496		1,970	415,496
	Taewoong Co. Ltd.		50,000	2,128,486		36,782	1,565,799		86,782	3,694,285
	TSM Tech Co. Ltd.		15,300	311,126		-	-		15,300	311,126
	Woongjin Coway Co. Ltd.		-	-		56,240	1,880,532		56,240	1,880,532
	Woori Finance Holdings Co. Ltd.		-	-		70,300	1,748,752		70,300	1,748,752
	YBM Sisa.com, Inc.		22,000	469,048		24,661	525,781		46,661	994,829
	TOTAL KOREA (SOUTH)			34,659,821			58,501,721			93,161,542
	Malaysia	4.8%						3.7%
	Bumiputra-Commerce Holdings BHD		800,000	2,524,839		-	-		800,000	2,524,839
	Gamuda BHD		500,000	1,146,990		-	-		500,000	1,146,990
	IOI Corp. BHD		312,100	2,302,900		-	-		312,100	2,302,900
	Malayan Banking BHD		510,000	1,788,428		-	-		510,000	1,788,428
	SP Setia BHD		600,000	1,446,523		-	-		600,000	1,446,523
	Zelan BHD		136,400	470,345		-	-		136,400	470,345
	TOTAL MALAYSIA			9,680,025						9,680,025
	Papua New Guinea	0.5%						0.4%
	Lihir Gold Ltd. (a)		400,000	989,896		-	-		400,000	989,896
	Philippines	0.5%						0.4%
	Philippine Long Distance Telephone Co.		18,580	995,217		-	-		18,580	995,217
	Singapore	6.2%						4.8%
	DBS Group Holdings Ltd.		77,000	1,079,581		-	-		77,000	1,079,581
	F J Benjamin Holdings Ltd.		1,500,000	839,258		-	-		1,500,000	839,258
	Keppel Corp. Ltd.		95,000	1,338,204		-	-		95,000	1,338,204
	Parkway Holdings Ltd.		685,650	1,787,239		-	-		685,650	1,787,239
	Petra Foods Ltd.		223,000	256,879		-	-		223,000	256,879
	Rickmers Maritime		319,000	329,667		-	-		319,000	329,667
	SembCorp Marine Ltd.		230,000	548,052		-	-		230,000	548,052
	SIA Engineering Co. Ltd.		261,000	790,284		-	-		261,000	790,284
	Singapore Technologies Engineering Ltd.		700,000	1,658,768		-	-		700,000	1,658,768
	United Overseas Bank Ltd.		205,000	2,887,704		-	-		205,000	2,887,704
	Yangzijiang Shipbuilding Holdings Ltd.		1,251,000	1,086,967		-	-		1,251,000	1,086,967
	TOTAL SINGAPORE			12,602,603						12,602,603
	Taiwan	15.9%						12.3%
	Advanced Semiconductor Engineering, Inc. (a)		1,450,000	1,684,900		-	-		1,450,000	1,684,900
	Advantech Co. Ltd.		100,277	296,477		-	-		100,277	296,477
	AU Optronics Corp.		875,500	1,384,906		-	-		875,500	1,384,906
	Cathay Financial Holding Co. Ltd.		439,832	895,097		-	-		439,832	895,097
	Chang Hwa Commercial Bank (a)		1,300,000	764,809		-	-		1,300,000	764,809
	China Steel Corp.		1,500,000	1,701,911		-	-		1,500,000	1,701,911
	Chinatrust Financial Holding Co. Ltd.		1,920,319	1,513,061		-	-		1,920,319	1,513,061
	Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 4/30/07 (a)		672,000	526,212		-	-		672,000	526,212
	Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 8/8/07 (a)		254,240	199,084		-	-		254,240	199,084
	Delta Electronics, Inc.		420,000	1,317,405		-	-		420,000	1,317,405
	EVA Airways Corp.		2,117,592	835,837		-	-		2,117,592	835,837
	Formosa International Hotel Corp.		22,260	241,205		-	-		22,260	241,205
	Formosa Plastics Corp.		600,000	1,149,015		-	-		600,000	1,149,015
	Fuhwa Financial Holding Co. Ltd. (a)		3,702,054	1,600,143		-	-		3,702,054	1,600,143
	Hung Poo Real Estate Development Co. Ltd.		600,000	612,328		-	-		600,000	612,328
	MediaTek, Inc.		197,000	2,471,702		-	-		197,000	2,471,702
	Mega Financial Holding Co. Ltd.		800,000	510,273		-	-		800,000	510,273
	Phoenix Precision Technology Corp.		900,000	967,117		-	-		900,000	967,117
	Shin Kong Financial Holding Co. Ltd.		691,113	643,079		-	-		691,113	643,079
	Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 5/18/07 (a)		1,701,202	1,581,090		-	-		1,701,202	1,581,090
	Siliconware Precision Industries Co. Ltd.		600,000	1,152,617		-	-		600,000	1,152,617
	Sinyi Realty, Inc.		359,800	1,025,979		-	-		359,800	1,025,979
	Taiwan Cement Corp.		1,451,168	1,295,861		-	-		1,451,168	1,295,861
	Taiwan Secom Co.		404,000	697,273		-	-		404,000	697,273
	Taiwan Semiconductor Manufacturing Co. Ltd.		2,604,122	5,369,968		-	-		2,604,122	5,369,968
	Wistron Corp.		845,644	1,264,068		-	-		845,644	1,264,068
	Yageo Corp. (a)		908,000	359,760		-	-		908,000	359,760
	TOTAL TAIWAN			32,061,177						32,061,177
	Thailand	2.6%						2.0%
	ACL Bank PCL:
	NVDR (a)		982,200	116,367		-	-		982,200	116,367
	(For. Reg.) (a)		1,017,800	120,585		-	-		1,017,800	120,585
	Bumrungrad Hospital PCL (For. Reg.)		768,700	1,061,038		-	-		768,700	1,061,038
	Central Pattana PCL (For. Reg.)		2,000,000	1,509,705		-	-		2,000,000	1,509,705
	Home Product Center PCL (For. Reg.)		2,982,200	463,088		-	-		2,982,200	463,088
	Land & House PCL NVDR		2,239,200	447,518		-	-		2,239,200	447,518
	Minor International PCL:
	(For. Reg.)		1,927,189	626,233		-	-		1,927,189	626,233
	(For. Reg.) warrants 3/29/08		192,719	28,541		-	-		192,719	28,541
	Robinson Department Store PCL (For. Reg.)		2,500,000	783,609		-	-		2,500,000	783,609
	True Corp. PCL (For. Reg.) rights 4/30/08 (a)		190,863	-		-	-		190,863	-
	TOTAL THAILAND			5,156,684						5,156,684
	United Kingdom	0.8%						0.6%
	Standard Chartered PLC (United Kingdom)		50,000	1,556,572		-	-		50,000	1,556,572

	TOTAL COMMON STOCKS			191,573,409			58,501,721			250,075,130
	BOOK COST- TOTAL COMMON STOCKS			146,753,440			38,802,178			185,555,618

	Investment Companies	0.9%						0.7%
	Hong Kong
	iShares FTSE/Xinhua A50 China Tracker		115,000	1,875,859		-	-		115,000	1,875,859
	BOOK COST- TOTAL INVESTMENT COMPANIES			1,417,126						1,417,126

	Money Market Funds	3.6%			2.8%			3.4%
	Fidelity Cash Central Fund, 5.29% (b)		7,232,291	7,232,291		1,634,564	1,634,564		8,866,855	8,866,855
	BOOK COST- TOTAL MONEY MARKET FUNDS			7,232,291			1,634,564			8,866,855

	TOTAL INVESTMENT PORTFOLIO	99.5%		$ 200,681,559	101.7%		$ 60,136,285	100.0%		$ 260,817,844
	NET OTHER ASSETS	0.5%		1,045,050	-1.7%		(996,407)	0.0%		48,643
	NET ASSETS	100.0%		201,726,609	100.0%		59,139,878	100.0%		260,866,487
	BOOK COST - TOTAL INVESTMENT PORTFOLIO			$ 155,402,857			$ 40,436,742			$ 195,839,599
Legend
(a)	Non-income producing
(b)

Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)	Security exempt from the registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $x or x% of net assets.		$ 1,368,475	0.68%		$ -	0.00%		$ 1,368,475	0.52%

	Affiliated Central Funds
	Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:		Income Earned			Income earned			Income earned
	Fund
	Fidelity Cash Central Fund		$ 187,476			$ 37,266			$ 224,742

	TAX COST OF INVESTMENTS			$ 155,424,386			$ 40,495,339			$ 195,919,725
	APPRECIATION			48,517,957			20,173,904			68,691,861
	DEPRECIATION			(3,260,784)			(532,958)			(3,793,742)
	NET APPRECIATION (DEPRECIATION)			$ 45,257,173			$ 19,640,946			$ 64,898,119

Fidelity Advisor Series VIII Trust

Fidelity Advisor Emerging Asia Fund and

Fidelity Advisor Korea Fund

Notes to Pro Forma Combining Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities reflect balances as of April 30, 2007 and the unaudited Pro Forma Combining Statement of Operations reflect results for the twelve months ended April 30, 2007. The pro forma financial statements are presented to show the effect of the proposed merger of Fidelity Advisor Korea Fund (the "Target Fund") by Fidelity Advisor Emerging Asia Fund (the "Acquiring Fund") as if the merger had occurred on the first day of the year presented (May 1, 2006). The pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Target Fund in accordance with generally accepted accounting principles. The pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information ("SAI") to this Proxy Statement and Prospectus for Fidelity Advisor Emerging Asia Fund and Fidelity Advisor Korea Fund. Both the Target Fund and the Acquiring Fund have substantially the same accounting policies which are detailed in the reports incorporated by reference in the SAI

2. Share Transactions:

The pro forma net asset value per share assumes the issuance of additional shares of the Acquiring Fund which would have been issued on April 30, 2007 in connection with the proposed merger. Shareholders of the Target Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in the Target Fund. The amount of additional shares assumed to be issued was calculated based on the April 30, 2007 net assets of the Target Fund and the net asset value per share of the Acquiring Fund as follows:

	Class T	Class B	Class I	Class A	Class C

Target fund pre-merger shares	192,866	316,826	125,390	1,093,423	385,385
Target fund net assets	5,396,358	8,602,093	3,614,149	31,046,258	10,481,020
Net asset value Acquiring fund	25.19	24.35	26.05	25.62	24.29
Acquiring fund shares issued	214,226	353,269	138,739	1,211,798	431,495

Difference between shares to be issued of acquiring fund and pre-merger shares of target fund.	21,360	36,443	13,349	118,375	46,110

(1) Reflects adjustments of $23,000 for estimated one time expenses related to the Reorganization (See Note B in Notes to Unaudited Pro Forma Financial Statements).

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 16. Exhibits

(1)(a) Amended and Restated Declaration of Trust, dated April 18, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 64.

(b) Certificate of Amendment to the Declaration of Trust, dated October 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 78.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) Agreement and Plan of Reorganization between Fidelity Advisor Series VIII: Fidelity Advisor Korea Fund and Fidelity Advisor Series VIII: Fidelity Advisor Emerging Asia Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5) Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated April 18, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 64; Article XII of the Amended and Restated Declaration of Trust, dated October 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment no. 78; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 003-58542) Post-Effective Amendment No. 63.

(6)(1) Management Contract between Fidelity Advisor Diversified International Fund and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 64.

(2) Management Contract between Fidelity Advisor Emerging Asia Fund and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 64.

(3) Management Contract between Fidelity Advisor Emerging Markets Income Fund and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 64.

(4) Management Contract between Fidelity Advisor Europe Capital Appreciation Fund and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 64.

(5) Management Contract between Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund) and Fidelity Management & Research Company, dated March 1, 2001, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment 64.

(6) Management Contract between Fidelity Advisor International Capital Appreciation Fund and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 64.

(7) Management Contract between Fidelity Advisor Japan Fund and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 64.

(8) Management Contract between Fidelity Advisor Korea Fund and Fidelity Management & Research Company, dated May 18, 2000, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 61.

(9) Management Contract between Fidelity Advisor Latin America Fund and Fidelity Management & Research Company, dated March 1, 2001, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 64.

(10) Management Contract between Fidelity Advisor Overseas Fund and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 64.

(11) Management Contract between Fidelity Advisor Value Leaders Fund and Fidelity Management & Research Company, dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 69.

(12) Management Contract between Fidelity Advisor Emerging Markets Fund and Fidelity Management & Research Company, dated September 18, 2003, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 73.

(13) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Diversified International Fund, and Fidelity International Investment Advisors, dated August 1, 1999, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 55.

(14) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Asia Fund, and Fidelity International Investment Advisors, dated August 1, 1999, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 55.

(15) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity International Investment Advisors, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 64.

(16) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Europe Capital Appreciation Fund, and Fidelity International Investment Advisors, dated August 1, 1999, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 55.

(17) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund), and Fidelity International Investment Advisors, dated August 1, 1999, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 55.

(18) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Capital Appreciation Fund, and Fidelity International Investment Advisors, dated August 1, 1999, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 55.

(19) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Japan Fund, and Fidelity International Investment Advisors, dated August 1, 1999, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 55.

(20) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Korea Fund, and Fidelity International Investment Advisors, dated May 18, 2000, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 61.

(21) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Latin America Fund, and Fidelity International Investment Advisors, dated August 1, 1999, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 55.

(22) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Overseas Fund, and Fidelity International Investment Advisors, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 64.

(23) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Markets Fund, and Fidelity International Investment Advisors, dated September 18, 2003, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 76.

(24) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Diversified International Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 62.

(25) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Emerging Asia Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 62.

(26) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated May 1, 2001, is incorporated herein by reference Exhibit (d)(24) of Post-Effective Amendment No. 64.

(27) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Europe Capital Appreciation Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 62.

(28) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund), and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 62.

(29) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor International Capital Appreciation Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 62.

(30) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Japan Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 62.

(31) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Korea Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 62.

(32) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Latin America Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 62.

(33) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Overseas Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 68.

(34) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Emerging Markets Fund, and Fidelity International Investment Advisors (U.K.) Limited, dated September 18, 2003, is incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 76.

(35) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Diversified International Fund, and Fidelity Investments Japan Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 62.

(36) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Emerging Asia Fund, and Fidelity Investments Japan Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62.

(37) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity Investments Japan Limited, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 64.

(38) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund), and Fidelity Investments Japan Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 62.

(39) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor International Capital Appreciation Fund, and Fidelity Investments Japan Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 62.

(40) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Japan Fund, and Fidelity Investments Japan Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 62.

(41) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Korea Fund, and Fidelity Investments Japan Limited, dated July 1, 2000, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 62.

(42) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Overseas Fund, and Fidelity Investments Japan Limited, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 64.

(43) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Overseas Fund, and Fidelity Investments Japan Limited, dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 64.

(44) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Diversified International Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(u) of Post-Effective Amendment No. 51.

(45) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Asia Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated January 14, 1999, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 54.

(46) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity Management and Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 64.

(47) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Europe Capital Appreciation Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(gg) of Post-Effective Amendment No. 51.

(48) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund), and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(aa) of Post-Effective Amendment No. 51.

(49) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Capital Appreciation Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated October 16, 1997, is incorporated herein by reference to Exhibit (5)(l) of Post-Effective Amendment No. 47.

(50) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Japan Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(ll) of Post-Effective Amendment No. 51.

(51) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Korea Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated May 18, 2000, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 61.

(52) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Latin America Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(rr) of Post-Effective Amendment No. 51.

(53) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management and Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 64.

(54) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Value Leaders Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 69.

(55) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Markets Fund, and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), dated September 18, 2003, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 73.

(56) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 108.

(57) Schedule A, dated July 21, 2005, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), and Fidelity Investments Japan Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(10) of Fidelity Union Street Trust's (File No. 002-50318) Post-Effective Amendment No. 110.

(58) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Diversified International Fund, and Fidelity Management & Research (U.K.) Inc., dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(t) of Post-Effective Amendment No. 51.

(59) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Asia Fund, and Fidelity Management & Research (U.K.) Inc., dated January 14, 1999, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 54.

(60) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Europe Capital Appreciation Fund, and Fidelity Management & Research (U.K.) Inc., dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(ff) of Post-Effective Amendment No. 51.

(61) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund), and Fidelity Management & Research (U.K.) Inc., dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(z) of Post-Effective Amendment No. 51.

(62) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Capital Appreciation Fund, and Fidelity Management & Research (U.K.) Inc., dated October 16, 1997, is incorporated herein by reference to Exhibit (5)(k) of Post-Effective Amendment No. 47.

(63) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Japan Fund, and Fidelity Management & Research (U.K.) Inc., dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(kk) of Post-Effective Amendment No. 51.

(64) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Korea Fund, and Fidelity Management & Research (U.K.) Inc., dated May 18, 2000, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 61.

(65) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Latin America Fund, and Fidelity Management & Research (U.K.) Inc., dated November 19, 1998, is incorporated herein by reference to Exhibit (5)(qq) of Post-Effective Amendment No. 51.

(66) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management & Research (U.K.) Inc., dated May 1, 2001, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 64.

(67) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Value Leaders Fund, and Fidelity Management & Research (U.K.) Inc., dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 69.

(68) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Markets Fund, and Fidelity Management & Research (U.K.) Inc., dated September 18, 2003, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 73.

(69) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Diversified International Fund, and FMR Co., Inc. dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 63.

(70) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Asia Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 63.

(71) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Markets Income Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 63.

(72) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Europe Capital Appreciation Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 63.

(73) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund), and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 63.

(74) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Capital Appreciation Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 63.

(75) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Japan Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 63.

(76) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Korea Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 63.

(77) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Latin America Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 63.

(78) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Overseas Fund, and FMR Co., Inc., dated January 1, 2001, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 63.

(79) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Value Leaders Fund, and FMR Co., Inc., dated April 17, 2003, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 69.

(80) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Emerging Markets Fund, and FMR Co., Inc., dated September 18, 2003, is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 73.

(81) Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(19) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(82) Schedule A, dated September 1, 2006, to the Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(12) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 59.

(83) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(21) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(84) Schedule A, dated September 1, 2006, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(14) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 59.

(85) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(23) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(86) Schedule A, dated dated July 21, 2005, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(56) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(87) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(88) Schedule A, dated November 7, 2006, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(18) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 59.

(7)(a) Amended and Restated General Distribution Agreement between Fidelity Advisor Diversified International Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 81.

(b) Amended and Restated General Distribution Agreement between Fidelity Advisor Emerging Asia Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 81.

(c) Amended and Restated General Distribution Agreement between Fidelity Advisor Emerging Markets Income Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 81.

(d) Amended and Restated General Distribution Agreement between Fidelity Advisor Europe Capital Appreciation Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 81.

(e) Amended and Restated General Distribution Agreement between Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund) and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 81.

(f) Amended and Restated General Distribution Agreement between Fidelity Advisor International Capital Appreciation Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 81.

(g) Amended and Restated General Distribution Agreement between Fidelity Advisor Japan Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 81.

(h) Amended and Restated General Distribution Agreement between Fidelity Advisor Korea Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 81.

(i) Amended and Restated General Distribution Agreement between Fidelity Advisor Latin America Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 81.

(j) Amended and Restated General Distribution Agreement between Fidelity Advisor Overseas Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 81.

(k) Amended and Restated General Distribution Agreement between Fidelity Advisor Value Leaders Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 81.

(l) Amended and Restated General Distribution Agreement between Fidelity Advisor Emerging Markets Fund and Fidelity Distributors Corporation, dated May 19, 2005, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 81.

(m) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 86.

(n) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 86.

(o) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 86.

(8) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through May 14, 2006 is incorporated herein by reference to Exhibit (f)(1) of Fidelity Central Investment Portfolios LLC (File No. 811-21667) Amendment No. 6.

(9)(a) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Asia Fund, Fidelity Advisor International Capital Appreciation Fund, and Fidelity Advisor Value Leaders Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(b) Appendix A, dated March 26, 2007, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Asia Fund, Fidelity Advisor International Capital Appreciation Fund, and Fidelity Advisor Value Leaders Fund is incorporated herein by reference to Exhibit (g)(3) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 52.

(c) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Markets Fund, Fidelity Advisor Emerging Markets Income Fund, Fidelity Advisor Korea Fund, and Fidelity Advisor Overseas Fund are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(d) Appendix A, dated March 26, 2007, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Markets Fund, Fidelity Advisor Emerging Markets Income Fund, Fidelity Advisor Korea Fund, and Fidelity Advisor Overseas Fund is incorporated herein by reference to Exhibit (g)(5) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 52.

(e) Custodian Agreement and Appendix A, B, C, D, and E, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Diversified International Fund, Fidelity Advisor Europe Capital Appreciation Fund, Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund), Fidelity Advisor Japan Fund, and Fidelity Advisor Latin America Fund are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(f) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(g) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit (8)(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(h) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(i) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit (8)(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(j) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit (8)(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(k) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit (8)(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(l) Schedule A-1, dated December 28, 2006, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(20) of Fidelity Devonshire Trust's (File No. 002-24389) Post Effective Amendment No. 115.

(10)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class A is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 77.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class T is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 77.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class B is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 54.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class C is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 54.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 54.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 77.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class T is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 77.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class B is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 54.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 54.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 54.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund: Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 77.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund: Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 77.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund: Class B is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 73.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund: Class C is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 73.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 73.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 64.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 64.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Class B is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 54.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Class C is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 54.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 54.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Europe Capital Appreciation Fund: Class A is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 77.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Europe Capital Appreciation Fund: Class T is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 77.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Europe Capital Appreciation Fund: Class B is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 54.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Europe Capital Appreciation Fund: Class C is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 54.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Europe Capital Appreciation Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 54.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund): Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 77.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund): Class T is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 77.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund): Class B is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 54.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund): Class C is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 54.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 54.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class A is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 77.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class T is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 77.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class B is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 54.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 54.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 54.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Japan Fund: Class A is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 77.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Japan Fund: Class T is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 77.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Japan Fund: Class B is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 54.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Japan Fund: Class C is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 54.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Japan Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 54.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Korea Fund: Class A is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 77.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Korea Fund: Class T is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 77.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Korea Fund: Class B is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 61.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Korea Fund: Class C is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 61.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Korea Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 61.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Latin America Fund: Class A is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 77.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Latin America Fund: Class T is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 77.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Latin America Fund: Class B is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 54.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Latin America Fund: Class C is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 54.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Latin America Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 54.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 77.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class T is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 77.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class B is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 54.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class C is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 54.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 54.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class A is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 77.

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class T is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 77.

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class B is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 69.

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class C is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 69.

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 69.

(61) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Equity Fund (currently Fidelity Advisor Global Capital Appreciation Fund) is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 83.

(62) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated April 20, 2006, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 95.

(63) Schedule I, dated April 1, 2007, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated April 20, 2006, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Fidelity California Municipal Trust's (File No. 002-83367) Post-Effective Amendment No. 54.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 14.

(15) Not applicable.

(16)(a) Powers of Attorney, dated April 1, 2007, are filed herein as Exhibit 16(a).

(b) Powers of Attorney, dated May 17, 2007, are filed herein as Exhibit 16(b).

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 6th day of July 2007.

FIDELITY ADVISOR SERIES VIII
	By	/s/Kimberley Monasterio
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kimberley Monasterio, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kimberley Monasterio		President and Treasurer	July 6, 2007
Kimberley Monasterio		(Principal Executive Officer)

/s/Joseph B. Hollis		Chief Financial Officer	July 6, 2007
Joseph B. Hollis		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	July 6, 2007
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	July 6, 2007
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	July 6, 2007
Dennis J. Dirks

/s/Albert R. Gamper	**	Trustee	July 6, 2007
Albert R. Gamper

/s/George H. Heilmeier	*	Trustee	July 6, 2007
George H. Heilmeier

/s/ James H. Keyes	*	Trustee	July 6, 2007
James H. Keyes

/s/Marie L. Knowles	*	Trustee	July 6, 2007
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	July 6, 2007
Ned C. Lautenbach

/s/Cornelia M. Small	*	Trustee	July 6, 2007
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	July 6, 2007
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	July 6, 2007
Kenneth L. Wolfe

(dagger) Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

** By: /s/ Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated May 17, 2007 and filed herewith.